UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Jennison Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2007

Date of reporting period:	5/31/2007

Item 1 – Reports to Stockholders

Jennison Financial Services Fund

May 31, 2007	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

July 16, 2007

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser, who has access to frequent reports on the factors affecting the Fund’s return and should be able to answer your questions.

Sincerely,

Judy A. Rice, President

Jennison Sector Funds, Inc./Jennison Financial Services Fund

Jennison Sector Funds, Inc./Jennison Financial Services Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Financial Services Fund, a series of Jennison Sector Funds, Inc. (the Company), is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.50%; Class B, 2.20%; Class C, 2.20%; Class Z, 1.20%. Net operating expenses apply to: Class A, 1.45%; Class B, 2.20%; Class C, 2.20%; Class Z, 1.20%, after contractual reduction through 5/31/2008.

Cumulative Total Returns as of 5/31/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A	10.31%	24.23%	69.86%	113.77%
Class B	9.96	23.36	63.65	101.49
Class C	9.96	23.36	63.65	101.49
Class Z	10.49	24.55	72.03	117.92
S&P SC 1500 Index[2]	10.58	22.45	60.31	35.83
S&P 500 Financials Index[3]	7.50	18.91	62.07	72.04
Lipper Financial Services Funds Avg.[4]	6.92	16.24	67.68	105.30

Average Annual Total Returns[5] as of 6/30/07
		One Year	Five Years	Since Inception[1]
Class A		15.79%	10.45%	8.82%
Class B		16.76	10.75	8.78
Class C		20.76	10.88	8.78
Class Z		22.98	12.00	9.87
S&P SC 1500 Index[2]		20.22	11.14	3.68
S&P 500 Financials Index[3]		14.69	10.28	6.45
Lipper Financial Services Funds Avg.[4]		12.88	10.92	8.59

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent

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deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date: 6/30/99.

2The Standard & Poor’s SuperComposite (S&P SC) 1500 Index—an unmanaged index of the 500 large, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index—gives a broad look at how U.S. stock prices have performed.

3The S&P 500 Financials Index is a market capitalization-weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment and real estate, including REITs.

4The Lipper Financial Services Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Financial Services Funds category for the periods noted. Funds in the Lipper Average invest primarily in equity securities of companies engaged in providing financial services, including, but not limited to, banks, finance companies, insurance companies, and securities/brokerage firms.

5The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

An investor cannot invest directly in an index. The returns for the S&P SC 1500 Index and the S&P 500 Financials Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/07
American International Group, Inc., Insurance	9.5%
UBS AG, Capital Markets	5.7
Credit Suisse Group ADR (Switzerland), Capital Markets	5.4
McGraw-Hill Cos., Inc. (The), Diversified Financial Services	4.6
American Express Co., Consumer Finance	4.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/07
Capital Markets	33.9%
Diversified Financial Services	20.6
Insurance	14.8
Commercial Banks	6.8
Real Estate Investment Trusts	5.7

Industry weightings reflect only long-term investments and are subject to change.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2006, at the beginning of the period, and held through the six-month period ended May 31, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

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the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Financial Services Fund		Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,103.10	1.45%	$7.60
	Hypothetical	$1,000.00	$1,017.70	1.45%	$7.29

Class B	Actual	$1,000.00	$1,099.60	2.20%	$11.52
	Hypothetical	$1,000.00	$1,013.96	2.20%	$11.05

Class C	Actual	$1,000.00	$1,099.60	2.20%	$11.52
	Hypothetical	$1,000.00	$1,013.96	2.20%	$11.05

Class Z	Actual	$1,000.00	$1,104.90	1.20%	$6.30
	Hypothetical	$1,000.00	$1,018.95	1.20%	$6.04

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2007, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	5

Portfolio of Investments

as of May 31, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 95.4%
COMMON STOCKS

Capital Markets 33.9%
21,400	Affiliated Managers Group, Inc.(a)(b)	$2,786,280
19,800	Alliance Bernstein Holdings LP	1,809,918
211,400	Charles Schwab Corp. (The)	4,750,158
82,700	Credit Suisse Group ADR (Switzerland)(b)	6,279,411
126,900	E*Trade Financial Corp.(a)(b)	3,039,255
85,400	Eaton Vance Corp.	3,748,206
215,900	Invesco PLC (United Kingdom)	2,558,634
30,600	Merrill Lynch & Co., Inc.	2,837,538
73,300	Northern Trust Corp.	4,770,364
102,400	UBS AG	6,680,577

		39,260,341

Commercial Banks 6.8%
93,700	Bank of the Ozarks, Inc.(b)	2,691,064
70,500	UCBH Holdings, Inc.(b)	1,312,005
72,744	Wachovia Corp.	3,941,997

		7,945,066

Commercial Services & Supplies 3.4%
38,400	Administaff, Inc.	1,400,064
24,800	Mobile Mini, Inc.(a)(b)	748,960
45,500	Paychex, Inc.	1,838,200

		3,987,224

Consumer Finance 4.4%
78,100	American Express Co.	5,074,938

Diversified Consumer Services 3.1%
149,800	H&R Block, Inc.(b)	3,548,762

Diversified Financial Services 20.6%
64,400	Citigroup, Inc.	3,509,156
18,600	Deutsche Boerse AG (Germany)	4,398,038
302,000	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	3,370,618
67,200	Interactive Brokers Group, Inc.(a)	1,713,600
106,000	KKR Private Equity Investors LLP	2,480,400
65,800	KKR Private Equity Investors LLP, 144A, RDU, Physical, Private Placement(c)(g) (cost $1,642,755; purchased 5/3/06 - 5/5/06)	1,539,720

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	7

Portfolio of Investments

as of May 31, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)
75,600	McGraw-Hill Cos., Inc. (The)	$5,315,436
12,600	Nymex Holdings, Inc.	1,604,610

		23,931,578

Insurance 14.8%
153,304	American International Group, Inc.	11,090,011
78,700	Axis Capital Holdings Ltd.	3,114,159
36,500	StanCorp Financial Group, Inc.	1,856,390
35,300	W.R. Berkley Corp.	1,162,782

		17,223,342

IT Services 1.2%
40,100	Wright Express Corp.(a)(b)	1,406,307

Real Estate Investment Trusts (REITs) 5.7%
162,900	Annaly Capital Management, Inc.	2,515,176
94,700	Northstar Realty Finance Corp.	1,364,627
52,000	Redwood Trust, Inc.(b)	2,786,680

		6,666,483

Thrifts & Mortgage Finance 1.5%
27,698	Countrywide Financial Corp.(b)	1,078,560
33,900	People’s United Financial, Inc.	684,441

		1,763,001

	Total long-term investments (cost $90,795,889)	110,807,042

SHORT-TERM INVESTMENTS 23.6%

Affiliated Money Market Mutual Fund 23.5%
	Dryden Core Investment Fund - Taxable Money Market Series
27,357,522	(cost $27,357,522 includes $21,924,066 of cash collateral received for securities on loan)(d)(e)	27,357,522

Principal Amount (000)

U.S. Government Securities 0.1%
$105	United States Treasury Bill 4.87% 06/21/07(f)	104,720

	Total short-term investments (cost $27,462,238)	27,462,242

	Total Investments 119.0% (cost $118,258,127; Note 5)	138,269,284
	Liabilities in excess of other assets (19.0%)	(22,029,579)

	Net Assets 100%	$116,239,705

See Notes to Financial Statements.

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The following abbreviation are used in portfolio descriptions:

ADR—American Depositary Receipt.

RDU—Restricted Depositary Unit.

(a)	Non-income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $21,284,786; cash collateral of $21,924,066 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Indicates a security restricted as to resale. The aggregate cost is $1,642,755. The aggregate market value of $1,539,720 is approximately 1.3% of the net assets.
(d)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(f)	Percentage quoted represent yield-to-maturity as of purchase date.
(g)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2007 was as follows:

Capital Markets	33.9%
Affiliated Money Market Mutual Fund (including 18.9% of collateral received for securities on loan)	23.5
Diversified Financial Services	20.6
Insurance	14.8
Commercial Banks	6.8
Real Estate Investment Trusts (REITs)	5.7
Consumer Finance	4.4
Commercial Services & Supplies	3.4
Diversified Consumer Services	3.1
Thrifts & Mortgage Finance	1.5
IT Services	1.2
U.S. Government Securities	0.1

119.0
Liabilities in excess of other assets	(19.0)

100.0%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	9

Statement of Assets and Liabilities

as of May 31, 2007 (Unaudited)

Assets
Investments at value, including securities on loan of $21,284,786:
Unaffiliated investments (cost $90,900,605)	$110,911,762
Affiliated investments (cost $27,357,522)	27,357,522
Cash	56,253
Foreign currency, at value (cost $5,410)	5,406
Receivable for investments sold	940,384
Dividends and interest receivable	197,647
Foreign tax reclaim receivable	73,177
Receivable for Fund shares sold	61,933
Prepaid expenses	546

Total assets	139,604,630

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	21,924,066
Payable for investments purchased	909,848
Payable for Fund shares reacquired	235,193
Accrued expenses	128,886
Management fee payable	72,759
Distribution fee payable	55,277
Transfer agent fee payable	37,310
Deferred directors’ fees	1,586

Total liabilities	23,364,925

Net Assets	$116,239,705

Net assets were comprised of:
Common stock, at par	$85,356
Paid-in capital in excess of par	82,579,359

82,664,715
Undistributed net investment income	392,848
Accumulated net realized gain on investments and foreign currency transactions	13,171,208
Net unrealized appreciation on investments and foreign currencies	20,010,934

Net assets, May 31, 2007	$116,239,705

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($60,486,748 ÷ 4,348,396 shares of common stock issued and outstanding)	$13.91
Maximum sales charge (5.50% of offering price)	.81

Maximum offering price to public	$14.72

Class B
Net asset value, offering price and redemption price per share ($28,499,211 ÷ 2,151,243 shares of common stock issued and outstanding)	$13.25

Class C
Net asset value, offering price and redemption price per share ($22,553,744 ÷ 1,702,798 shares of common stock issued and outstanding)	$13.25

Class Z
Net asset value, offering price and redemption price per share ($4,700,002 ÷ 333,143) shares of common stock issued and outstanding)	$14.11

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	11

Statement of Operations

Six Months Ended May 31, 2007 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $63,536)	$1,222,944
Affiliated dividend income	178,093
Affiliated income from securities loaned, net	16,602

Total income	1,417,639

Expenses
Management fee	430,555
Distribution fee—Class A	72,197
Distribution fee—Class B	151,174
Distribution fee—Class C	112,644
Transfer agent’s fee and expenses (including affiliated expense of $112,000) (Note 3)	154,000
Custodian’s fees and expenses	27,000
Registration fees	24,000
Reports to shareholders	17,000
Legal fees and expenses	11,000
Audit fee	9,000
Directors’ fees	6,000
Insurance	2,000
Miscellaneous	6,714

Total expenses	1,023,284

Net investment income	394,355

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	12,525,778
Foreign currency transactions	(20,110)

12,505,668

Net change in unrealized appreciation (depreciation) on:
Investments	(2,055,285)
Foreign currencies	(403)

(2,055,688)

Net gain on investment and foreign currency transactions	10,449,980

Net Increase In Net Assets Resulting From Operations	$10,844,335

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2007	Year Ended November 30, 2006
Increase In Net Assets
Operations
Net investment income (loss)	$394,355	$(61,129)
Net realized gain on investments and foreign currency transactions	12,505,668	15,812,882
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,055,688)	2,261,903

Net increase in net assets resulting from operations	10,844,335	18,013,656

Distributions from net realized gains:
Class A	—	(8,760,887)
Class B	—	(8,662,603)
Class C	—	(4,646,241)
Class Z	—	(714,720)

	—	(22,784,451)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	10,423,341	12,832,019
Net asset value of shares issued in reinvestment of distributions	—	21,563,645
Cost of shares reacquired	(16,432,468)	(24,099,958)

Net increase (decrease) in net assets from Fund share transactions	(6,009,127)	10,295,706

Total increase	4,835,208	5,524,911

Net Assets
Beginning of period	111,404,497	105,879,586

End of period(a)	$116,239,705	$111,404,497

(a) Includes undistributed net investment income of:	$392,848	$—

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	13

Notes to Financial Statements

Jennison Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company currently consists of four portfolios: Jennison Health Sciences Fund, Jennison Technology Fund, Jennison Utility Fund and Jennison Financial Services Fund. These financial statements relate to Jennison Financial Services Fund (the “Fund”). The financial statements of the other portfolios are not presented herein. Investment operations for the Fund commenced on June 30, 1999.

The Fund is non-diversified and its investment objective is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity-related securities of companies in the financial services sector. The value of certain securities held by the Fund may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before

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the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividend or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	15

Notes to Financial Statements

Cont’d

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis.

Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

16	Visit our website at www.jennisondryden.com

Net investment income or loss (other than distribution fees which are charged directly to the respective class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreements provide that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of average daily net assets up to $1 billion and .70 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended May 31, 2007.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	17

Notes to Financial Statements

Cont’d

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended May 31, 2007, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A Shares.

PIMS has advised the Fund that it received approximately $58,300 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2007. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2007, it received approximately $11,000 and $200 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA which was renewed on October 27, 2006 provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the SCA is October 26, 2007. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2007.

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of First Clearing, LLC (First Clearing), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended May 31, 2007, the Fund incurred approximately $49,400 in total networking fees, of which $28,600 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended May 31, 2007, Prudential Equity Group, LLC, an indirect, wholly owned subsidiary of Prudential, earned approximately $1,100 in broker commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended May 31, 2007, PIM has been compensated approximately $7,100 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended May 31, 2007, were $52,085,770 and $60,291,197 respectively.

As of May 31, 2007, the Fund had securities on loan with an aggregate market value of $21,284,786. The Fund received $21,924,066 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	19

Notes to Financial Statements

Cont’d

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$118,923,571	$19,895,741	$(550,028)	$19,345,713	$(223)	$19,345,490

The difference between book basis and tax basis was attributable to deferred losses on wash sales. The other cost basis adjustments are primarily attributable to mark to market of receivables and payables.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 400 million shares of $.01 par value per share common stock authorized, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 100 million authorized shares.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2007:
Shares sold	535,161	$7,159,403
Shares reacquired	(675,813)	(8,953,547)

Net increase (decrease) in shares outstanding before conversion	(140,652)	(1,794,144)
Shares issued upon conversion from Class B	405,668	5,240,279

Net increase (decrease) in shares outstanding	265,016	$3,446,135

Year ended November 30, 2006:
Shares sold	582,266	$7,719,411
Shares issued in reinvestment of dividends and distributions	657,524	8,281,129
Shares reacquired	(620,596)	(8,141,387)

Net increase (decrease) in shares outstanding before conversion	619,194	7,859,153
Shares issued upon conversion from Class B	1,316,568	17,009,910

Net increase (decrease) in shares outstanding	1,935,762	$24,869,063

Class B
Six months ended May 31, 2007:
Shares sold	108,767	$1,387,303
Shares reacquired	(327,068)	(4,116,280)

Net increase (decrease) in shares outstanding before conversion	(218,301)	(2,728,977)
Shares reacquired upon conversion into Class A	(424,941)	(5,240,279)

Net increase (decrease) in shares outstanding	(643,242)	$(7,969,256)

Year ended November 30, 2006:
Shares sold	161,342	$2,047,274
Shares issued in reinvestment of dividends and distributions	673,918	8,185,444
Shares reacquired	(860,829)	(10,825,508)

Net increase (decrease) in shares outstanding before conversion	(25,569)	(592,790)
Shares reacquired upon conversion into Class A	(1,366,820)	(17,009,910)

Net increase (decrease) in shares outstanding	(1,392,389)	$(17,602,700)

Class C
Six months ended May 31, 2007:
Shares sold	64,110	$819,174
Shares reacquired	(217,926)	(2,748,163)

Net increase (decrease) in shares outstanding	(153,816)	$(1,928,989)

Year ended November 30, 2006:
Shares sold	136,513	$1,735,350
Shares issued in reinvestment of dividends and distributions	362,691	4,391,777
Shares reacquired	(328,690)	(4,151,785)

Net increase (decrease) in shares outstanding	170,514	$1,975,342

Jennison Sector Funds, Inc./Jennison Financial Services Fund	21

Notes to Financial Statements

Cont’d

Class Z	Shares	Amount
Six months ended May 31, 2007:
Shares sold	77,619	$1,057,461
Shares reacquired	(46,320)	(614,478)

Net increase (decrease) in shares outstanding	31,299	$442,983

Year ended November 30, 2006:
Shares sold	100,627	$1,329,984
Shares issued in reinvestment of dividends and distributions	55,282	705,295
Shares reacquired	(74,407)	(981,278)

Net increase (decrease) in shares outstanding	81,502	$1,054,001

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

MAY 31, 2007	SEMIANNUAL REPORT

Jennison Sector Funds, Inc./ Jennison Financial Services Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.61

Income (loss) from investment operations:
Net investment income	.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.23

Total from investment operations	1.30

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$13.91

Total Return(b):	10.31%
Ratios/Supplemental Data:
Net assets, end of period (000)	$60,487
Average net assets (000)	$57,916
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.45	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(d)
Net investment income	1.05	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	48	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

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Class A
Year Ended November 30,
2006(a)	2005	2004	2003	2002

$13.11	$13.47	$11.88	$10.58	$11.92

.07	.04	.11	.08	.04
2.25	.98	1.62	1.60	(.76)

2.32	1.02	1.73	1.68	(.72)

—	(.11)	(.08)	—	—
(2.82)	(1.27)	(.06)	(.38)	(.62)

(2.82)	(1.38)	(.14)	(.38)	(.62)

$12.61	$13.11	$13.47	$11.88	$10.58

18.92%	8.31%	14.73%	16.61%	(6.42)%

$51,492	$28,162	$28,110	$27,092	$27,084
$34,156	$28,833	$27,955	$25,604	$32,778

1.52%	1.56%	1.49%	1.57%	1.50%
1.27%	1.31%	1.24%	1.32%	1.25%
.52%	.31%	.81%	.74%	.28%

72%	78%	70%	93%	65%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	25

Financial Highlights

Cont’d

	Class B
	Six Months Ended May 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.05

Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.18

Total from investment operations	1.20

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$13.25

Total Return(c):	9.96%
Ratios/Supplemental Data:
Net assets, end of period (000)	$28,499
Average net assets (000)	$30,318
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	2.20	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(d)
Net investment income (loss)	.26	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
	Year Ended November 30,
2006(a)	2005	2004	2003	2002

$12.74	$13.11	$11.57	$10.39	$11.80

(.05)	(.06)	.01	— (b)	(.06)
2.18	.97	1.59	1.56	(.73)

2.13	.91	1.60	1.56	(.79)

—	(.01)	—	—	—
(2.82)	(1.27)	(.06)	(.38)	(.62)

(2.82)	(1.28)	(.06)	(.38)	(.62)

$12.05	$12.74	$13.11	$11.57	$10.39

18.01%	7.46%	13.90%	15.73%	(7.11)%

$33,682	$53,329	$64,021	$68,888	$70,132
$47,402	$58,311	$67,014	$65,823	$83,029

2.27%	2.31%	2.24%	2.32%	2.25%
1.27%	1.31%	1.24%	1.32%	1.25%
(.40)%	(.44)%	.05%	(.01)%	(.47)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	27

Financial Highlights

Cont’d

	Class C
	Six Months Ended May 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.05

Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.18

Total from investment operations	1.20

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$13.25

Total Return(c):	9.96%
Ratios/Supplemental Data:
Net assets, end of period (000)	$22,554
Average net assets (000)	$22,591
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	2.20	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(d)
Net investment income (loss)	.26	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended November 30,
2006(a)	2005	2004	2003	2002

$12.74	$13.11	$11.57	$10.39	$11.80

(.05)	(.06)	— (b)	— (b)	(.06)
2.18	.97	1.60	1.56	(.73)

2.13	.91	1.60	1.56	(.79)

—	(.01)	—	—	—
(2.82)	(1.27)	(.06)	(.38)	(.62)

(2.82)	(1.28)	(.06)	(.38)	(.62)

$12.05	$12.74	$13.11	$11.57	$10.39

18.01%	7.46%	13.90%	15.73%	(7.11)%

$22,375	$21,475	$25,480	$28,820	$30,937
$21,359	$23,086	$27,402	$28,204	$38,005

2.27%	2.31%	2.24%	2.32%	2.25%
1.27%	1.31%	1.24%	1.32%	1.25%
(.40)%	(.44)%	.04%	(.02)%	(.47)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	29

Financial Highlights

Cont’d

	Class Z
	Six Months Ended May 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.77

Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.25

Total from investment operations	1.34

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$14.11

Total Return(b):	10.49%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,700
Average net assets (000)	$4,303
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	1.20	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(c)
Net investment income	1.32	%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended November 30,
2006(a)	2005	2004	2003	2002

$13.22	$13.57	$11.98	$10.63	$11.95

.09	.08	.17	.11	.08
2.28	.99	1.59	1.62	(.78)

2.37	1.07	1.76	1.73	(.70)

—	(.15)	(.11)	—	—
(2.82)	(1.27)	(.06)	(.38)	(.62)

(2.82)	(1.42)	(.17)	(.38)	(.62)

$12.77	$13.22	$13.57	$11.98	$10.63

19.16%	8.61%	14.90%	17.02%	(6.22)%

$3,855	$2,914	$3,241	$7,007	$8,131
$3,452	$2,902	$3,877	$6,851	$11,031

1.27%	1.31%	1.24%	1.32%	1.25%
1.27%	1.31%	1.24%	1.32%	1.25%
.71%	.57%	1.05%	.98%	.52%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	31

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Company has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreeen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Sector Funds, Inc./Jennison Financial Services Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Financial Services Fund
Share Class	A	B	C	Z
NASDAQ	PFSAX	PUFBX	PUFCX	PFSZX
CUSIP	476294103	476294202	476294301	476294400

MF188E2    IFS-A135960    Ed. 07/2007

Jennison Health Sciences Fund

MAY 31, 2007	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

July 16, 2007

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser, who has access to frequent reports on the factors affecting the Fund’s return and should be able to answer your questions.

Sincerely,

Judy A. Rice, President

Jennison Sector Funds, Inc./Jennison Health Sciences Fund

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Health Sciences Fund, a series of Jennison Sector Funds, Inc. (the Company), is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.23%; Class B, 1.93%; Class C, 1.93%; Class L, 1.43%; Class M, 1.93%; Class X, 0.93%; Class Z, 0.93%. Net operating expenses apply to: Class A, 1.18%; Class B, 1.93%; Class C, 1.93%; Class L, 1.43%; Class M, 1.93%; Class X, 0.93%; Class Z, 0.93%, after contractual reduction through 3/31/2008.

Cumulative Total Returns as of 5/31/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A	9.69%	22.26%	136.30%	258.29%
Class B	9.27	21.32	127.71	237.47
Class C	9.27	21.32	127.72	237.48
Class L	9.57	21.92	N/A	19.37
Class M	9.27	21.32	N/A	18.43
Class X	9.83	22.33	N/A	19.74
Class Z	9.77	22.51	139.31	265.78
S&P SC 1500 Index[2]	10.58	22.45	60.31	**
S&P SC Health Care Index[3]	11.16	22.10	35.49	***
Lipper Health/Biotechnology Funds Avg.[4]	8.93	17.30	54.61	****

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Average Annual Total Returns[5] as of 6/30/07
	One Year	Five Years	Since Inception[1]
Class A	12.43%	18.85%	16.01%
Class B	13.09	19.21	15.96
Class C	17.09	19.30	15.95
Class L	11.87	N/A	5.56
Class M	12.09	N/A	5.99
Class X	12.98	N/A	6.81
Class Z	19.25	20.53	17.15
S&P SC 1500 Index[2]	20.22	11.14	**
S&P SC Health Care Index[3]	18.03	7.60	***
Lipper Health/Biotechnology Funds Avg.[4]	13.69	10.14	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class L, Class M, and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain other Strategic Partners and JennisonDryden Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class B, Class C, and Class Z, 6/30/99; Class L, Class M, and Class X, 11/25/05.

2The Standard & Poor’s SuperComposite (S&P SC) 1500 Index—an unmanaged index of the 500 large, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index—gives a broad look at how U.S. stock prices have performed.

3The S&P SC Health Care Index is an unmanaged, capitalization-weighted index that measures the performance of the healthcare sector of the S&P SC 1500 Index.

4The Lipper Health/Biotechnology Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Health/Biotechnology Funds category for the periods noted. Funds in the Lipper Average invest primarily in shares of companies engaged in healthcare, medicine, and biotechnology.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P SC 1500 Index Closest Month-End to Inception cumulative total returns as of 5/31/2007 are 35.83% for Class A, Class B, Class C, and Class Z; and 26.09% for Class L, Class M, and Class X. S&P SC 1500 Index

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	3

Your Fund’s Performance (continued)

Closest Month-End to Inception average annual total returns as of 6/30/2007 are 3.68% for Class A, Class B, Class C, and Class Z; and 14.52% for Class L, Class M, and Class X.

***S&P SC Health Care Index Closest Month-End to Inception cumulative total returns as of 5/31/2007 are 43.60% for Class A, Class B, Class C, and Class Z; and 21.26% for Class L, Class M, and Class X. S&P SC Health Care Index Closest Month-End to Inception average annual total returns as of 6/30/2007 are 4.20% for Class A, Class B, Class C, and Class Z; and 10.64% for Class L, Class M, and Class X.

****Lipper Health/Biotechnology Funds Average Closest Month-End to Inception cumulative total returns as of 5/31/2007 are 115.82% for Class A, Class B, Class C, and Class Z; and 15.17% for Class L, Class M, and Class X. Lipper Health/Biotechnology Funds Average Closest Month-End to Inception average annual total returns as of 6/30/2007 are 9.24% for Class A, Class B, Class C, and Class Z; and 7.06% for Class L, Class M, and Class X.

Investors cannot invest directly in an index. The returns for the S&P SC 1500 Index and the S&P SC Health Care Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/07
Cephalon, Inc., Biotechnology	3.6%
Gilead Sciences, Inc., Biotechnology	3.6
Cerner Corp., Healthcare Technology	3.0
Xenoport, Inc., Pharmaceuticals	2.8
Wyeth, Pharmaceuticals	2.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/07
Biotechnology	36.9%
Pharmaceuticals	25.1
Healthcare Equipment & Supplies	14.9
Healthcare Providers & Services	9.1
Healthcare Technology	5.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2006, at the beginning of the period, and held through the six-month period ended May 31, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Health Sciences Fund		Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,096.90	1.18%	$ 6.17
	Hypothetical	$1,000.00	$1,019.10	1.18%	$ 5.94

Class B	Actual	$1,000.00	$1,092.70	1.93%	$10.07
	Hypothetical	$1,000.00	$1,015.36	1.93%	$ 9.70

Class C	Actual	$1,000.00	$1,092.70	1.93%	$10.07
	Hypothetical	$1,000.00	$1,015.36	1.93%	$ 9.70

Class L	Actual	$1,000.00	$1,095.70	1.43%	$ 7.47
	Hypothetical	$1,000.00	$1,017.85	1.43%	$ 7.19

Class M	Actual	$1,000.00	$1,092.70	1.93%	$10.07
	Hypothetical	$1,000.00	$1,015.36	1.93%	$ 9.70

Class X	Actual	$1,000.00	$1,098.30	0.93%	$ 4.87
	Hypothetical	$1,000.00	$1,020.34	0.93%	$ 4.68

Class Z	Actual	$1,000.00	$1,097.70	0.93%	$ 4.86
	Hypothetical	$1,000.00	$1,020.34	0.93%	$ 4.68

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2007, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of May 31, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 95.3%
COMMON STOCKS 94.7%

Biotechnology 36.9%
483,900	Acadia Pharmaceuticals, Inc.(a)(b)	$6,189,081
562,756	Acorda Therapeutics, Inc.(a)(b)	11,198,844
217,200	Affymax, Inc.(a)(b)	7,143,708
2,715,200	Allos Therapeutics, Inc.(a)(b)	15,693,856
177,400	Amicus Therapeutics, Inc.(a)	2,559,882
4,296,400	Antisoma PLC (United Kingdom)(a)	4,423,841
2,021,500	Antisoma PLC, 144A (United Kingdom)(a)	2,081,462
655,400	Array BioPharma, Inc.(a)(b)	8,146,622
1,129,700	BioMarin Pharmaceutical, Inc.(a)(b)	20,153,848
426,100	Cephalon, Inc.(a)(b)	35,370,561
8,481,500	Conjuchem Biotechnologies, Inc., 144A (Canada)(a)	3,251,136
454,800	Cytori Therapeutics, Inc.(a)(b)	2,792,472
192,500	Genentech, Inc.(a)	15,355,725
418,500	Gilead Sciences, Inc.(a)(b)	34,639,245
1,009,900	Incyte Corp.(a)(b)	7,160,191
794,500	InterMune, Inc.(a)(b)	21,125,755
727,400	Keryx Biopharmaceuticals, Inc.(a)(b)	7,950,482
283,200	LifeCell Corp.(a)(b)	7,972,080
661,700	Medarex, Inc.(a)(b)	10,580,583
	Merrimack Pharmaceuticals, Inc., Private Placement
960,512	(cost $4,322,304; purchased 3/24/06)(a)(c)(d)	3,842,048
666,800	MGI Pharma, Inc.(a)(b)	14,256,184
	Microbia, Inc., Private Placement, Series E
2,000,000	(cost $7,640,000; purchased 2/21/06)(a)(c)(d)	12,500,000
	Microbia, Inc., Private Placement, Series F
160,000	(cost $1,000,000; purchased 2/1/07)(a)(c)(d)	1,000,000
533,800	Onyx Pharmaceuticals, Inc.(a)(b)	15,971,296
373,500	Orexigen Therapeutics, Inc.(a)	6,685,650
358,800	Pharmion Corp.(a)(b)	10,408,788
532,600	Progenics Pharmaceuticals, Inc.(a)	11,392,314
963,800	Regeneron Pharmaceuticals, Inc.(a)(b)	21,627,672
807,700	Savient Pharmaceuticals, Inc.(a)(b)	11,485,494
842,800	Vanda Pharmaceuticals, Inc.(a)(b)	16,872,856
306,000	Vertex Pharmaceuticals, Inc.(a)(b)	9,137,160

		358,968,836

Healthcare Equipment & Supplies 14.9%
120,800	Alcon, Inc.	16,677,648
145,800	Baxter International, Inc.	8,287,272

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	7

Portfolio of Investments

as of May 31, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

230,700	Beckman Coulter, Inc.(b)	$15,087,780
110,400	Cynosure, Inc. (Class A)(a)(b)	3,528,384
89,500	Insulet Corp.(a)(b)	1,326,390
433,800	Medtronic, Inc.	23,065,146
605,000	Mentor Corp.(b)	24,466,200
539,100	NxStage Medical, Inc.(a)(b)	6,485,373
278,900	Resmed, Inc.(a)(b)	12,572,812
351,590	St. Jude Medical, Inc.(a)	15,009,377
263,900	Stryker Corp.(b)	17,763,109
78,400	Xtent, Inc.(a)	765,968

		145,035,459

Healthcare Providers & Services 9.1%
209,300	Aetna, Inc.	11,078,249
63,200	CIGNA Corp.	10,594,216
266,200	Henry Schein, Inc.(a)	14,249,686
274,100	Humana, Inc.(a)(b)	17,007,905
298,200	McKesson Corp.	18,825,366
220,300	Medco Health Solutions, Inc.(a)	17,130,528

		88,885,950

Healthcare Technology 5.3%
692,800	Allscripts Healthcare Solutions, Inc.(a)(b)	17,015,168
509,300	Cerner Corp.(a)(b)	28,933,333
256,900	Eclipsys Corp.(a)	5,235,622

		51,184,123

Life Sciences Tools & Services 3.4%
358,600	Affymetrix, Inc.(a)(b)	9,316,428
305,400	Applera Corp. - Applied Biosystems Group	8,670,306
46,600	Techne Corp.(a)	2,781,554
205,300	Varian, Inc.(a)(b)	12,081,905

		32,850,193

Pharmaceuticals 25.1%
396,100	Abbott Laboratories	22,320,235
975,000	Akorn, Inc.(a)(b)	6,834,750
131,300	Biodel, Inc.(a)(b)	2,350,270
166,300	BioMimetic Therapeutics, Inc.(a)	3,036,638
799,000	Elan Corp. PLC, ADR (Ireland)(a)	15,756,280
1,802,500	Impax Laboratories, Inc.(a)(b)	20,710,725
220,900	KV Pharmaceutical Co. (Class A)(a)(b)	5,964,300
298,800	Merck & Co., Inc.	15,672,060

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

489,100	Mylan Laboratories, Inc.	$9,669,507
168,000	Novartis AG, ADR (Switzerland)	9,438,240
7,000	Novo-Nordisk A/S, ADR (Denmark)	736,610
12,100	Roche Holding AG (Switzerland)	2,220,836
284,700	Roche Holding Ltd., ADR (Switzerland)	26,113,082
605,000	Schering-Plough Corp.	19,807,700
289,700	Shire PLC, ADR (United Kingdom)(b)	20,206,575
700,000	Spectrum Pharmaceuticals, Inc.(a)(b)	4,585,000
122,100	Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	4,786,320
462,100	Wyeth	26,727,864
616,642	Xenoport, Inc.(a)(b)	27,132,248

		244,069,240

	Total common stocks (cost $683,834,083)	920,993,801

PREFERRED STOCKS(a) 0.4%

Biotechnology
	Geneva Proteomics, Private Placement
200,000	(cost $1,094,000; purchased 7/7/00)(c)(d)	0

Pharmaceuticals 0.4%
	Chemocentryx, Inc., Private Placement, Series C
1,400,000	(cost $4,900,000; purchased 6/13/06)(c)(d)	4,270,000

	Total preferred stocks (cost $5,994,000)	4,270,000

Units
WARRANTS(a) 0.2%

Biotechnology 0.1%
	Bioenvision, Inc., expiring 3/22/09, Private Placement
48,000	(cost $0; purchased 3/15/04)(c)(d)	17,623
	ConjuChem Biotechnologies, Inc. (Canada), expiring 11/28/09, Private Placement
4,365,000	(cost $382,727; purchased 11/22/06)(c)(d)	87,802
	Cytori Therapeutics, Inc., expiring 2/28/12, Private Placement
227,400	(cost $31,836; purchased 2/23/07)(c)(d)	446,300
	Insmed, Inc., expiring 11/8/09, Private Placement
700,000	(cost $0; purchased 11/8/04)(c)(d)	101,592

		653,317

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	9

Portfolio of Investments

as of May 31, 2007 (Unaudited) Cont’d

Units	Description	Value (Note 1)

Pharmaceuticals 0.1%
	Akorn, Inc., expiring 3/8/11, Private Placement
341,250	(cost $0; purchased 3/8/06)(c)(d)(h)	$889,126

	Total warrants (cost $414,563)	1,542,443

	Total long-term investments (cost $690,242,646)	926,806,244

Shares
SHORT-TERM INVESTMENTS 45.1%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
438,061,731	(cost $438,061,731; includes $398,108,612 of cash collateral received for securities on loan)(e)(f) (Note 3)	438,061,731

Principal Amount (000)

U.S. Government Securities
	United States Treasury Bill, 4.87%, 6/21/07
$ 105	(cost $104,716)(g)	104,720

	Total short-term investments (cost $438,166,447)	438,166,451

	Total Investments(h) 140.4% (cost $1,128,409,093; Note 5)	1,364,972,695
	Liabilities in excess of other assets (40.4%)	(392,642,625)

	Net Assets 100.0%	$972,330,070

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing securities.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $380,171,243; cash collateral of $398,108,612 (included in liabilities) was received with which the portfolio purchased highly liquid short-term instruments.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $19,370,867. The aggregate value of $23,154,491 is approximately 2.4% of net assets.
(d)	Indicates illiquid securities.

See Notes to Financial Statements.

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(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(g)	Percentage quoted represent yield-to-maturity as of purchase date.
(h)	As of May 31, 2007, ten securities representing $23,154,491 and 1.7% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2007 was as follows:

Affiliated Money Market Mutual Fund (including 40.9% of collateral received for securities on loan)	45.1%
Biotechnology	36.9
Pharmaceuticals	25.1
Healthcare Equipment & Supplies	14.9
Healthcare Providers & Services	9.1
Healthcare Technology	5.3
Life Sciences Tools & Services	3.4
Preferred Stock	0.4
Warrants	0.2

140.4
Liabilities in excess of other assets	(40.4)

100.0%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	11

Statement of Assets and Liabilities

as of May 31, 2007 (Unaudited)

Assets
Investments, at value including securities on loan of $380,171,243:
Unaffiliated investments (cost $690,347,362)	$926,910,964
Affiliated investments (cost $438,061,731)	438,061,731
Foreign currency, at value (cost $1,029)	1,097
Receivable for investments Sold	15,174,912
Receivable for Fund shares Sold	726,363
Dividends and interest receivable	258,995
Foreign tax reclaim receivable	63,315
Prepaid expenses and other assets	4,632

Total assets	1,381,202,009

Liabilities
Payable to broker for collateral for securities on loan	398,108,612
Payable for investments Purchased	8,436,669
Payable for Fund shares Reacquired	964,249
Management fee payable	616,835
Distribution fee payable	307,771
Transfer agent fee payable	173,109
Accrued expenses	167,216
Payable to custodian	54,866
Deferred directors’ fees	42,612

Total liabilities	408,871,939

Net Assets	$972,330,070

Net assets were comprised of:
Common stock, at par	$439,691
Paid-in capital in excess of par	705,002,607

705,442,298
Accumulated net investment loss	(2,261,543)
Accumulated net realized gain on investment and foreign currency transactions	32,585,355
Net unrealized appreciation on investments and foreign currencies	236,563,960

Net assets, May 31, 2007	$972,330,070

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($366,996,088 ÷ 16,379,924 shares of common stock issued and outstanding)	$22.41
Maximum sales charge (5.50% of offering price)	1.30

Maximum offering price to public	$23.71

Class B
Net asset value, offering price and redemption price per share ($137,420,149 ÷ 6,621,194 shares of common stock issued and outstanding)	$20.75

Class C
Net asset value, offering price and redemption price per share ($126,685,510 ÷ 6,105,850 shares of common stock issued and outstanding)	$20.75

Class L
Net asset value and redemption price per share ($2,135,303 ÷ 95,687 shares of common stock issued and outstanding)	$22.32
Maximum sales charge (5.75% of offering price)	1.36

Maximum offering price to public	$23.68

Class M
Net asset value, offering price and redemption price per share ($5,993,177 ÷ 288,849 shares of common stock issued and outstanding)	$20.75

Class X
Net asset value, offering price and redemption price per share ($1,054,303 ÷ 50,237 shares of common stock issued and outstanding)	$20.99

Class Z
Net asset value, offering price and redemption price per share ($332,045,540 ÷ 14,427,385 shares of common stock issued and outstanding)	$23.01

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	13

Statement of Operations

Six Months Ended May 31, 2007 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $152,375)	$2,090,486
Affiliated dividend income	1,396,501
Affiliated income from securities loaned, net	354,601
Interest	3,240

Total income	3,844,828

Expenses
Management fee	3,469,889
Distribution fee—Class A	426,306
Distribution fee—Class B	695,852
Distribution fee—Class C	618,841
Distribution fee—Class L	5,884
Distribution fee—Class M	31,250
Transfer agent’s fees and expenses (including affiliated expense of $375,700)	533,000
Registration fees	70,000
Reports to shareholders	63,000
Custodian’s fees and expenses	58,000
Interest expenses	15,000
Insurance	14,000
Directors’ fees	14,000
Legal fees and expenses	13,000
Audit fee	9,000
Miscellaneous	25,993

Total expenses	6,063,015

Net investment loss	(2,218,187)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	38,340,133
Foreign currency transactions	(12,195)
Short sale transactions	114,088
Written options transactions	(530,797)

37,911,229

Net change in unrealized appreciation (depreciation) on:
Investments	49,055,773
Foreign currencies	(42)
Written options	175,657

49,231,388

Net gain on investment and foreign currency transactions	87,142,617

Net Increase In Net Assets Resulting From Operations	$84,924,430

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2007	Year Ended November 30, 2006
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(2,218,187)	$(7,189,114)
Net realized gain on investment and foreign currency transactions	37,911,229	74,999,913
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	49,231,388	28,176,867

Net increase in net assets resulting from operations	84,924,430	95,987,666

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	—	(14,752)
Class B	—	(7,234)
Class C	—	(5,997)
Class L	—	(121)
Class M	—	(320)
Class X	—	(55)
Class Z	—	(13,224)

	—	(41,703)

Distributions from net realized gains
Class A	(4,680,724)	(22,362,438)
Class B	(1,902,205)	(11,600,722)
Class C	(1,751,102)	(9,177,840)
Class L	(27,562)	(186,256)
Class M	(82,975)	(501,927)
Class X	(14,601)	(85,851)
Class Z	(4,122,038)	(20,026,029)

	(12,581,207)	(63,941,063)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	65,772,132	154,489,098
Net asset value of shares issued in reinvestment of distributions	11,124,817	56,445,946
Cost of shares reacquired	(78,316,078)	(299,695,210)

Net decrease in net assets from Fund share transactions	(1,419,129)	(88,760,166)

Total increase (decrease)	70,924,094	(56,755,266)

Net Assets
Beginning of period	901,405,976	958,161,242

End of period	$972,330,070	$901,405,976

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	15

Notes to Financial Statements

(Unaudited)

Jennison Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company presently consists of four Portfolios: Jennison Financial Services Fund, Jennison Utility Fund, Jennison Technology Fund and Jennison Health Sciences Fund. The financial statements relate to Jennison Health Sciences Fund (the “Fund”). The financial statements of the other Portfolios are not presented herein. Investment operations for the Fund commenced on June 30, 1999.

The Fund is non-diversified and its investment objective is long-term capital appreciation. It seeks to achieve this objective by investing, under normal circumstances, at least 80% of the Fund’s net assets in equity-related securities of U.S. companies engaged in the drug, healthcare, medicine, medical device and biotechnology group of industries. The value of certain securities held by the Fund may be affected by the economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Options traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities

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for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund holds illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains and losses are included in the reported net realized gains and losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net realized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. The fee may be referred to as the “initial margin.” Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in value of the security sold short. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sale transactions.

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Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currencies underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The use of derivative transactions involves elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of average daily net assets up to $1 billion and .70 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended May 31, 2007.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, L, M and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50% of 1%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. For the six months ended May 31, 2007, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares. There was no distribution fee for Class X shares for six months ended May 31, 2007.

PIMS has advised the Fund that it received approximately $113,800 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2007. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2007, it received approximately $62,800, $5,200, $10,500 and $2,400 in contingent deferred

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

sales charges imposed upon redemptions by certain Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA which was renewed on October 27, 2006 provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .07 of 1% of the unused portion of the SCA. The expiration date of the SCA will be October 26, 2007. For the period from October 29, 2005 through October 26, 2006, the Funds paid a commitment fee of .0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2007.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended May 31, 2007, the Fund incurred approximately $189,600 in total networking fees of which approximately $73,000 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

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For the six months ended May 31, 2007, Prudential Equity Group, LLC, an indirect, wholly owned subsidiary of Prudential, earned approximately $13,100 in broker commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended May 31, 2007, PIM has been compensated approximately $152,000 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended May 31, 2007 were $412,624,518 and $414,990,502 respectively.

Transactions in options written during the six months ended May 31, 2007, were as follows:

	Contracts	Premiums Received
Options outstanding at November 30, 2006	2,000	$544,343
Options closed	(2,000)	(544,343)

Options outstanding at May 31, 2007	—	$—

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2007 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,129,347,777	$246,026,245	$10,401,327	$235,624,918

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

Note 6. Capital

Class A shares are subject to a maximum front-end sales charge of 5.50%, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase. Approximately seven, eight, eight and ten years after purchase, Class B, Class M, Class X and new Class X shares, respectively, will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase. Class L shares are subject to a maximum front-end sales charge of 5.75% and CDSC of 1%. Class L shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain other Strategic Partners and JennisonDryden Funds. Class M and Class X shares are not subject to a sales charge, but have a CDSC of 6%. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. As of the close of business on July 29, 2005, the Fund is closed to new investors.

There are 400 million shares of $.01 par value per share common stock authorized which consist of 50 million shares of Class A common stock, 100 million shares of Class B common stock, 50 million shares of Class C common stock, 50 million shares of Class L common stock, 50 million shares of Class M common stock, 50 million shares of Class X common stock and 50 million shares of Class Z common stock.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2007:
Shares sold	1,820,732	$39,745,940
Shares issued in reinvestment of distributions	193,179	4,247,996
Shares reacquired	(1,905,825)	(40,988,129)

Net increase (decrease) in shares outstanding before conversion	108,086	3,005,807
Shares issued upon conversion from Class B	691,917	14,601,248
Shares issued upon conversion from Class M	5,322	114,681

Net increase (decrease) in shares outstanding	805,325	$17,721,736

Year ended November 30, 2006:
Shares sold	3,648,633	$77,284,505
Shares issued in reinvestment of distributions	993,035	20,336,152
Shares reacquired	(9,333,697)	(192,254,762)

Net increase (decrease) in shares outstanding before conversion	(4,692,029)	(94,634,105)
Shares issued upon conversion from Class B	2,869,144	58,884,326
Shares issued upon conversion from Class M	1,990	41,612
Shares issued upon conversion from Class X	3,499	73,576

Net increase (decrease) in shares outstanding	(1,817,396)	$(35,634,591)

Class B
Six months ended May 31, 2007:
Shares sold	137,995	$2,766,823
Shares issued in reinvestment of distributions	83,686	1,704,688
Shares reacquired	(549,334)	(10,981,677)

Net increase (decrease) in shares outstanding before conversion	(327,653)	(6,510,166)
Shares reacquired upon conversion into Class A	(744,078)	(14,601,248)

Net increase (decrease) in shares outstanding	(1,071,731)	$(21,111,414)

Year ended November 30, 2006:
Shares sold	495,873	$9,740,088
Shares issued in reinvestment of distributions	549,946	10,496,917
Shares reacquired	(1,783,058)	(34,564,877)

Net increase (decrease) in shares outstanding before conversion	(737,239)	(14,327,872)
Shares reacquired upon conversion into Class A	(3,063,532)	(58,884,326)

Net increase (decrease) in shares outstanding	(3,800,771)	$(73,212,198)

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Six months ended May 31, 2007:
Shares sold	204,745	$4,138,279
Shares issued in reinvestment of distributions	64,524	1,314,365
Shares reacquired	(534,314)	(10,690,602)

Net increase (decrease) in shares outstanding	(265,045)	$(5,237,958)

Year ended November 30, 2006:
Shares sold	728,232	$14,346,277
Shares issued in reinvestment of distributions	354,274	6,756,036
Shares reacquired	(1,441,596)	(27,916,106)

Net increase (decrease) in shares outstanding	(359,090)	$(6,813,793)

Class L
Six months ended May 31, 2007:
Shares sold	2,648	$58,767
Shares issued in reinvestment of distributions	1,002	21,941
Shares reacquired	(35,831)	(767,074)

Net increase (decrease) in shares outstanding	(32,181)	$(686,366)

Year ended November 30, 2006:
Shares sold	3,717	$77,363
Shares issued in reinvestment of distributions	7,252	148,120
Shares reacquired	(34,971)	(719,423)

Net increase (decrease) in shares outstanding	(24,002)	$(493,940)

Class M
Six months ended May 31, 2007:
Shares sold	1,240	$25,492
Shares issued in reinvestment of distributions	3,343	68,099
Shares reacquired	(43,513)	(879,562)

Net increase (decrease) in shares outstanding before conversion	(38,930)	(785,971)
Shares reacquired upon conversion into Class A	(5,728)	(114,681)

Net increase (decrease) in shares outstanding	(44,658)	$(900,652)

Year ended November 30, 2006:
Shares sold	11,516	$225,578
Shares issued in reinvestment of distributions	21,124	403,122
Shares reacquired	(164,958)	(3,179,531)

Net increase (decrease) in shares outstanding before conversion	(132,318)	(2,550,831)
Shares reacquired upon conversion into Class A	(2,123)	(41,612)

Net increase (decrease) in shares outstanding	(134,441)	$(2,592,443)

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Class X	Shares	Amount
Six months ended May 31, 2007:
Shares sold	348	$6,859
Shares issued in reinvestment of distributions	534	10,995
Shares reacquired	(10,780)	(218,184)

Net increase (decrease) in shares outstanding	(9,898)	$(200,330)

Year ended November 30, 2006:
Shares sold	4,923	$96,909
Shares issued in reinvestment of distributions	3,482	66,797
Shares reacquired	(20,928)	(415,005)

Net increase (decrease) in shares outstanding before conversion	(12,523)	(251,299)
Shares reacquired upon conversion into Class A	(3,716)	(73,576)

Net increase (decrease) in shares outstanding	(16,239)	$(324,875)

Class Z
Six months ended May 31, 2007:
Shares sold	850,882	$19,029,972
Shares issued in reinvestment of distributions	166,374	3,756,733
Shares reacquired	(625,902)	(13,790,850)

Net increase (decrease) in shares outstanding	391,354	$8,995,855

Year ended November 30, 2006:
Shares sold	2,458,656	$52,718,378
Shares issued in reinvestment of distributions	868,861	18,238,802
Shares reacquired	(1,948,201)	(40,645,506)

Net increase (decrease) in shares outstanding	1,379,316	$30,311,674

Note 8. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	27

Notes to Financial Statements

(Unaudited) Cont’d

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

MAY 31, 2007	SEMIANNUAL REPORT

Jennison Sector Funds, Inc./ Jennison Health Sciences Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.70

Income (loss) from investment operations:
Net investment loss	(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.04

Total from investment operations	2.00

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(.29)

Total dividends and distributions	(.29)

Net asset value, end of period	$22.41

Total Return(c):	9.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$366,996
Average net assets (000)	$341,981
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.18	%(e)
Expenses, excluding distribution and service (12b-1) fees	.93	%(e)
Net investment loss	(.35	)%(e)
For Class A, B, C, L, M, X and Z shares:
Portfolio turnover rate	47	%(f)

(a)	Calculations based on average shares outstanding during the period.
(b)	Less than ($.005)
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Year Ended November 30,
2006(a)	2005(a)	2004	2003	2002

$19.89	$17.77	$13.93	$10.78	$15.62

(.12)	(.12)	(.12)	(.09)	(.04)
2.44	4.87	3.96	3.24	(3.99)

2.32	4.75	3.84	3.15	(4.03)

— (b)	—	—	—	—
(1.51)	(2.63)	—	—	(0.81)

(1.51)	(2.63)	—	—	(0.81)

$20.70	$19.89	$17.77	$13.93	$10.78

11.77%	28.97%	27.57%	29.22%	(27.09)%

$322,359	$345,987	$110,644	$71,249	$54,246
$326,042	$221,195	$89,310	$62,783	$72,143

1.19%	1.17%	1.30%	1.42%	1.37%
.94%	.92%	1.05%	1.17%	1.12%
(.57)%	(.63)%	(.81)%	(.73)%	(.48)%

103%	122%	190%	192%	116%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended May 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.26

Income (loss) from investment operations:
Net investment loss	(.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.89

Total from investment operations	1.78

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(.29)

Total dividends and distributions	(.29)

Net asset value, end of period	$20.75

Total Return(c):	9.27%
Ratios/Supplemental Data:
Net assets, end of period (000)	$137,420
Average net assets (000)	$139,553
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.93	%(d)
Expenses, excluding distribution and service (12b-1) fees	.93	%(d)
Net investment loss	(1.09	)%(d)

(a)	Calculations based on average shares outstanding during the period.
(b)	Less than ($.005)
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class B
Year Ended November 30,
2006(a)	2005(a)	2004	2003	2002

$18.75	$17.00	$13.42	$10.47	$15.30

(.26)	(.25)	(.26)	(.20)	(.17)
2.28	4.63	3.84	3.15	(3.85)

2.02	4.38	3.58	2.95	(4.02)

— (b)	—	—	—	—
(1.51)	(2.63)	—	—	(0.81)

(1.51)	(2.63)	—	—	(0.81)

$19.26	$18.75	$17.00	$13.42	$10.47

10.93%	27.96%	26.68%	28.18%	(27.62)%

$148,199	$215,540	$172,722	$148,077	$129,568
$197,906	$194,088	$168,691	$137,866	$164,481

1.94%	1.92%	2.05%	2.17%	2.12%
.94%	.92%	1.05%	1.17%	1.12%
(1.32)%	(1.40)%	(1.56)%	(1.47)%	(1.23)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended May 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.26

Income (loss) from investment operations:
Net investment loss	(.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.89

Total from investment operations	1.78

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(.29)

Total dividends and distributions	(.29)

Net asset value, end of period	$20.75

Total Return(c):	9.27%
Ratios/Supplemental Data:
Net assets, end of period (000)	$126,686
Average net assets (000)	$124,108
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.93	%(d)
Expenses, excluding distribution and service (12b-1) fees	.93	%(d)
Net investment loss	(1.10	)%(d)

(a)	Calculations based on average shares outstanding during the period.
(b)	Less than ($.005)
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended November 30,
2006(a)	2005(a)	2004	2003	2002

$18.75	$17.00	$13.42	$10.47	$15.30

(.26)	(.25)	(.25)	(.21)	(.18)
2.28	4.63	3.83	3.16	(3.84)

2.02	4.38	3.58	2.95	(4.02)

— (b)	—	—	—	—
(1.51)	(2.63)	—	—	(0.81)

(1.51)	(2.63)	—	—	(0.81)

$19.26	$18.75	$17.00	$13.42	$10.47

10.94%	27.96%	26.68%	28.18%	(27.62)%

$122,682	$126,199	$62,754	$52,212	$47,750
$126,473	$90,186	$58,455	$49,357	$63,423

1.94%	1.92%	2.05%	2.17%	2.12%
.94%	.92%	1.05%	1.17%	1.12%
(1.32)%	(1.38)%	(1.56)%	(1.47)%	(1.23)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	35

Financial Highlights

(Unaudited) Cont’d

	Class L
	Six Months Ended May 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.64

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.03

Total from investment operations	1.97

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(.29)

Total dividends and distributions	(.29)

Net asset value, end of period	$22.32

Total Return(d):	9.57%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,135
Average net assets (000)	$2,360
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.43	%(d)
Expenses, excluding distribution and service (12b-1) fees	.93	%(d)
Net investment loss	(.60	)%(d)

(a)	Inception date of Class L shares.
(b)	Calculations based on average shares outstanding during the period.
(c)	Less than ($.005)
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(e)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class L
Year Ended November 30, 2006(b)	November 25, 2005(a) Through November 30, 2005(b)

$19.90	$20.36

(.17)	(.01)
2.42	(.45)

2.25	(.46)

— (c)	—
(1.51)	—

(1.51)	—

$20.64	$19.90

11.52%	(2.26)%

$2,639	$3,022
$2,833	$3,061

1.44%	1.42	%(e)
.94%	.92	%(e)
(.82)%	(3.36	)%(e)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	37

Financial Highlights

(Unaudited) Cont’d

	Class M
	Six Months Ended May 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.26

Income (loss) from investment operations:
Net investment loss	(.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.89

Total from investment operations	1.78

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(.29)

Total dividends and distributions	(.29)

Net asset value, end of period	$20.75

Total Return(d):	9.27%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,993
Average net assets (000)	$6,267
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.93	%(e)
Expenses, excluding distribution and service (12b-1) fees	.93	%(e)
Net investment loss	(1.09	)%(e)

(a)	Inception date of Class M shares.
(b)	Calculations based on average shares outstanding during the period.
(c)	Less than ($.005)
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(e)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class M
Year Ended November 30, 2006(b)	November 25, 2005(a) Through November 30, 2005(b)

$18.75	$19.19

(.26)	(.01)
2.28	(.43)

2.02	(.44)

— (c)	—
(1.51)	—

(1.51)	—

$19.26	$18.75

10.93%	(2.29)%

$6,423	$8,775
$7,866	$8,856

1.94%	1.92	%(e)
.94%	.92	%(e)
(1.32)%	(3.88	)%(e)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	39

Financial Highlights

(Unaudited) Cont’d

	Class X
	Six Months Ended May 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.38

Income (loss) from investment operations:
Net investment loss	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.91

Total from investment operations	1.90

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(.29)

Total dividends and distributions	(.29)

Net asset value, end of period	$20.99

Total Return(d):	9.83%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,054
Average net assets (000)	$1,109
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.93	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.93	%(f)
Net investment loss	(.10	)%(e)(f)

(a)	Inception date of Class X shares.
(b)	Calculations based on average shares outstanding during the period.
(c)	Less than ($.005)
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(e)	12b-1 charge on Class X discontinued on 2/1/06.
(f)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class X
Year Ended November 30, 2006(b)		November 25, 2005(a) Through November 30, 2005(b)

$18.75		$19.19

(.10)		(.01)
2.24		(.43)

2.14		(.44)

—	(c)	—
(1.51)		—

(1.51)		—

$19.38		$18.75

11.58%		(2.29)%

$1,165		$1,432
$1,271		$1,448

1.11	%(e)	1.92	%(f)
.94%		.92	%(f)
(.52	)%(e)	(3.87	)%(f)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	41

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended May 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.23

Income (loss) from investment operations:
Net investment income (loss)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.08

Total from investment operations	2.07

Less Dividends and Distributions:
Dividends from net investment income	—
Dividends from net realized gains	(.29)

Total dividends and distributions	(.29)

Net asset value, end of period	$23.01

Total Return(c):	9.77%
Ratios/Supplemental Data:
Net assets, end of period (000)	$332,046
Average net assets (000)	$312,467
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.93	%(d)
Expenses, excluding distribution and service (12b-1) fees	.93	%(d)
Net investment loss	(.09	)%(d)

(a)	Calculations based on average shares outstanding during the period.
(b)	Less than ($.005)
(c)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended November 30,
2006(a)	2005(a)	2004	2003	2002

$20.32	$18.06	$14.11	$10.90	$15.74

(.07)	(.06)	(.07)	(.01)	— (b)
2.49	4.95	4.02	3.22	(4.03)

2.42	4.89	3.95	3.21	(4.03)

— (b)	—	—	—	—
(1.51)	(2.63)	—	—	(0.81)

(1.51)	(2.63)	—	—	(0.81)

$21.23	$20.32	$18.06	$14.11	$10.90

12.07%	29.26%	27.99%	29.45%	(26.88)%

$297,938	$257,206	$29,046	$21,607	$19,106
$279,795	$147,905	$19,846	$18,671	$24,447

.94%	.92%	1.05%	1.17%	1.12%
.94%	.92%	1.05%	1.17%	1.12%
(.33)%	(.34)%	(.57)%	(.48)%	(.23)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	43

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Company has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary •
M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Sector Funds, Inc./Jennison Health Sciences Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Health Sciences Fund
Share Class	A	B	C	L	M	X	Z
NASDAQ	PHLAX	PHLBX	PHLCX	N/A	N/A	N/A	PHSZX
CUSIP	476294509	476294608	476294707	476294798	476294780	476294772	476294806

MF188E4    IFS-A135966    Ed. 07/2007

Jennison Technology Fund

MAY 31, 2007	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

MERGER

If you were a shareholder of the Fund as of May 11, 2007, you received a joint Proxy Statement and Prospectus along with other materials relating to the acquisition of the assets, and the assumption of liabilities, of Jennison Technology Fund, in exchange for shares of the Jennison Mid-Cap Growth Fund, Inc., in connection with the solicitation of proxies by the Board of Directors for use at a special meeting of shareholders of the Jennison Technology Fund to be held on August 9, 2007, subject to any adjournments or postponements. The Board strongly recommends you vote to approve the proposal. Your quick response will help us minimize communication and solicitation costs.

July 16, 2007

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser, who has access to frequent reports on the factors affecting the Fund’s return and should be able to answer your questions.

Sincerely,

Judy A. Rice, President

Jennison Sector Funds, Inc./Jennison Technology Fund

Jennison Sector Funds, Inc./Jennison Technology Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Technology Fund, a series of Jennison Sector Funds, Inc. (the Company), is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.72%; Class B, 2.42%; Class C, 2.42%; Class Z, 1.42%. Net operating expenses apply to: Class A, 1.67%; Class B, 2.42%; Class C, 2.42%; Class Z, 1.42%, after contractual reduction through 3/31/08.

Cumulative Total Returns as of 5/31/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A	6.22%	12.70%	56.03%	2.84%
Class B	5.84	11.96	50.26	–3.07
Class C	5.84	11.96	50.26	–3.07
Class Z	6.46	13.11	57.78	4.83
S&P SC 1500 Index[2]	10.58	22.45	60.31	35.83
S&P SC Information Technology Index[3]	7.93	22.91	44.30	–24.08
Lipper Science & Technology Funds Avg.[4]	8.15	17.80	53.88	–5.97

Average Annual Total Returns[5] as of 6/30/07
		One Year	Five Years	Since Inception[1]
Class A		10.21%	11.11%	–0.36%
Class B		10.76	11.43	–0.39
Class C		14.76	11.56	–0.39
Class Z		16.96	12.67	0.61
S&P SC 1500 Index[2]		20.22	11.14	3.68
S&P SC Information Technology Index[3]		25.53	10.59	–3.32
Lipper Science & Technology Funds Avg.[4]		21.27	11.87	–1.43

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent

2	Visit our website at www.jennisondryden.com

deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date: 6/30/99.

2The Standard & Poor’s SuperComposite (S&P SC) 1500 Index—an unmanaged index of 500 large, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index—gives a broad look at how U.S. stock prices have performed.

3The S&P SC Information Technology Index is an unmanaged, capitalization-weighted index that measures the performance of the technology sector of the S&P SC 1500 Index.

4The Lipper Science & Technology Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Science & Technology Funds category for the periods noted. Funds in the Lipper Average invest primarily in science and technology stocks

5The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the S&P SC 1500 Index and the S&P SC Information Technology Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/07
Microsoft Corp., Software	4.9%
Comverse Technology, Inc., Communications Equipment	4.8
QUALCOMM, Inc., Communications Equipment	4.7
Adobe Systems, Inc., Software	4.0
Paychex, Inc., Commercial Services & Supplies	3.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/07
Software	31.1%
Communications Equipment	20.8
Semiconductors & Semiconductor Equipment	15.0
Electronic Equipment & Instruments	5.5
Computers & Peripherals	5.3

Industry weightings reflect only long-term investments and are subject to change.

Jennison Sector Funds, Inc./Jennison Technology Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2006, at the beginning of the period, and held through the six-month period ended May 31, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Technology Fund		Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,062.20	1.67%	$8.59
	Hypothetical	$1,000.00	$1,016.60	1.67%	$8.40

Class B	Actual	$1,000.00	$1,058.40	2.42%	$12.42
	Hypothetical	$1,000.00	$1,012.86	2.42%	$12.14

Class C	Actual	$1,000.00	$1,058.40	2.42%	$12.42
	Hypothetical	$1,000.00	$1,012.86	2.42%	$12.14

Class Z	Actual	$1,000.00	$1,064.60	1.42%	$7.31
	Hypothetical	$1,000.00	$1,017.85	1.42%	$7.14

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2007, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Jennison Sector Funds, Inc./Jennison Technology Fund	5

Portfolio of Investments

as of May 31, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.0%

Capital Markets 1.7%
101,300	TD Ameritrade Holdings Corp.(a)(b)	$2,079,689

Commercial Services & Supplies 3.4%
103,300	Paychex, Inc.	4,173,320

Communications Equipment 20.8%
89,000	ADTRAN, Inc.	2,408,340
122,600	Cisco Systems, Inc.(a)	3,300,392
254,500	Comverse Technology, Inc.(a)(b)	5,833,140
71,600	Juniper Networks, Inc.(a)(b)	1,747,756
120,000	Nokia OYJ, ADR (Finland)	3,285,600
49,700	Polycom, Inc.(a)	1,576,484
132,400	QUALCOMM, Inc.	5,686,580
8,000	Research In Motion, Ltd.(a)(b)	1,328,640

		25,166,932

Computers & Peripherals 5.3%
33,200	Apple Inc.(a)	4,035,792
52,900	Hewlett-Packard Co.	2,418,059

		6,453,851

Electronic Equipment & Instruments 5.5%
80,800	Amphenol Corp. (Class A)(b)	2,891,024
20,900	Sony Corp., ADR (Japan)	1,205,930
82,900	Tektronix, Inc.	2,509,383

		6,606,337

Health Care Technology 2.4%
50,500	Cerner Corp.(a)(b)	2,868,905

Internet & Catalog Retail 1.5%
78,700	GSI Commerce, Inc.(a)(b)	1,800,656

Internet Software & Services 5.1%
51,300	Digital River, Inc.(a)(b)	2,637,846
7,200	Google, Inc. (Class A)(a)	3,583,800

		6,221,646

IT Services 1.5%
47,700	CheckFree Corp.(a)(b)	1,872,225

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	7

Portfolio of Investments

as of May 31, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

Leisure Equipment & Products 2.1%
126,200	Activision, Inc.(a)	$2,497,498

Semiconductors & Semiconductor Equipment 15.0%
67,500	Broadcom Corp. (Class A)(a)	2,062,800
173,500	Integrated Device Technology, Inc.(a)	2,604,235
176,000	Intel Corp.	3,901,920
32,600	KLA-Tencor Corp.	1,792,348
115,700	Marvell Technology Group, Ltd.(a)	1,818,804
39,000	NVIDIA Corp.(a)(b)	1,352,130
323,000	PMC - Sierra, Inc.(a)(b)	2,490,330
59,300	Texas Instruments, Inc.	2,096,848

		18,119,415

Software 31.1%
110,100	Adobe Systems, Inc.(a)(b)	4,853,208
76,400	Amdocs Ltd.(a)	2,969,668
57,200	Autodesk, Inc.(a)	2,599,740
293,700	BEA Systems, Inc.(a)	3,774,045
178,100	Check Point Software Technologies Ltd.(a)	4,160,416
108,600	Citrix Systems, Inc.(a)	3,650,046
59,400	Electronic Arts, Inc.(a)	2,902,878
192,800	Microsoft Corp.	5,913,176
194,000	Quest Software, Inc.(a)(b)	3,340,680
394,800	TIBCO Software, Inc.(a)	3,561,096

		37,724,953

Wireless Telecommunication Services 3.6%
52,800	Clearwire Corp. (Class A)(a)(b)	1,029,600
41,400	NII Holdings, Inc.(a)(b)	3,372,858

		4,402,458

	Total long-term investments (cost $89,795,820)	119,987,885

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 27.6%

Affiliated Money Market Mutual Fund
33,401,848	Dryden Core Investment Fund - Taxable Money Market Series (cost $33,401,848; includes $32,655,766 of cash collateral received for securities on loan) (Note 3)(c)(d)	$33,401,848

	Total Investments 126.6% (cost $123,197,668; Note 5)	153,389,733
	Liabilities in excess of other assets (26.6%)	(32,228,025)

	Net Assets 100.0%	$121,161,708

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $31,606,709 cash collateral of $32,655,766 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	9

Portfolio of Investments

as of May 31, 2007 (Unaudited) Cont’d

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2007 were as follows:

Software	31.1%
Affiliated Money Market Mutual Fund (26.95% relates to securities lending collateral)	27.6
Communications Equipment	20.8
Semiconductors & Semiconductor Equipment	15.0
Electronic Equipment & Instruments	5.5
Computers & Peripherals	5.3
Internet Software & Services	5.1
Wireless Telecommunication Services	3.6
Commercial Services & Supplies	3.4
Health Care Technology	2.4
Leisure Equipment & Products	2.1
Capital Markets	1.7
Internet & Catalog Retail	1.5
IT Services	1.5

126.6
Liabilities in excess of other assets	(26.6)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

MAY 31, 2007	SEMIANNUAL REPORT

Jennison Technology Fund

Statement of Assets and Liabilities

as of May 31, 2007 (Unaudited)

Assets
Investments, at value including securities on loan of $31,606,709:
Unaffiliated investments (cost $89,795,820)	$119,987,885
Affiliated investments (cost $33,401,848)	33,401,848
Cash	42,030
Receivable for investments sold	2,564,904
Dividends and interest receivable	68,325
Receivable for Fund shares sold	15,174
Prepaid expenses	690

Total assets	156,080,856

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	32,655,766
Payable for investments purchased	1,651,540
Payable for Fund shares reacquired	239,061
Accrued expenses	143,916
Transfer agent fee payable	78,825
Management fee payable	76,193
Distribution fee payable	55,506
Deferred directors’ fees	18,341

Total liabilities	34,919,148

Net Assets	$121,161,708

Net assets were comprised of:
Common stock, at par	$137,130
Paid-in capital in excess of par	358,424,503

358,561,633
Accumulated net investment loss	(888,967)
Accumulated net realized loss on investment and foreign currency transactions	(266,703,023)
Net unrealized appreciation on investments	30,192,065

Net assets, May 31, 2007	$121,161,708

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($66,442,057 ÷ 7,340,412 shares of common stock issued and outstanding)	$9.05
Maximum sales charge (5.50% of offering price)	.53

Maximum offering price to public	$9.58

Class B
Net asset value, offering price and redemption price per share
($31,033,971 ÷ 3,640,660 shares of common stock issued and outstanding)	$8.52

Class C
Net asset value, offering price and redemption price per share
($18,479,680 ÷ 2,168,010 shares of common stock issued and outstanding)	$8.52

Class Z
Net asset value, offering price and redemption price per share
($5,206,000 ÷ 563,914 shares of common stock issued and outstanding)	$9.23

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	13

Statement of Operations

Six Months Ended May 31, 2007 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividends (net of foreign withholding taxes of $10,329)	$274,569
Affiliated dividend income	22,017
Affiliated income from securities loaned, net	25,699

Total income	322,285

Expenses
Management fee	458,240
Distribution fee—Class A	80,029
Distribution fee—Class B	171,889
Distribution fee—Class C	92,831
Transfer agent’s fees and expenses (including affiliated expense of $240,800)	297,000
Custodian’s fees and expenses	25,000
Reports to shareholders	21,000
Legal fees and expenses	17,000
Registration fees	22,000
Audit fee	8,000
Directors’ fees	6,000
Miscellaneous	10,665

Total expenses	1,209,654

Net investment loss	(887,369)

Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	4,283,624
Net change in unrealized appreciation on investments	3,703,038

Net gain on investments	7,986,662

Net Increase In Net Assets Resulting From Operations	$7,099,293

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2007	Year Ended November 30, 2006
Decrease In Net Assets
Operations
Net investment loss	$(887,369)	$(1,860,654)
Net realized gain on investment transactions	4,283,624	16,035,188
Net change in unrealized appreciation on investments	3,703,038	(6,919,116)

Net increase in net assets resulting from operations	7,099,293	7,255,418

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	9,078,164	23,763,945
Cost of shares reacquired	(24,312,841)	(45,899,176)

Net decrease in net assets from Fund share transactions	(15,234,677)	(22,135,231)

Total decrease	(8,135,384)	(14,879,813)

Net Assets
Beginning of period	129,297,092	144,176,905

End of period	$121,161,708	$129,297,092

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	15

Notes to Financial Statements

(Unaudited)

Jennison Sector Funds, Inc. (the “Company”), is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Company presently consists of four portfolios: Jennison Financial Services Fund, Jennison Health Sciences Fund, Jennison Utility Fund and Jennison Technology Fund. These financial statements relate to Jennison Technology Fund (the “Fund”). The financial statements of the other portfolios are not presented herein. Investment operations for the Fund commenced on June 30, 1999.

The Fund is non-diversified and its investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity related securities of companies in the technology sector. Technology companies include companies that will derive a substantial portion of their sales from products or services in technology and technology-related activities. The value of certain securities held by the Fund may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition

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of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of May 31, 2007, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to

Jennison Sector Funds, Inc./Jennison Technology Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of average daily net assets up to $1 billion and .70 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended May 31, 2007.

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The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended May 31, 2007, PIMS has contractually agreed to limit such expenses to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $35,600 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2007. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2007, it received approximately $21,800 and $500 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA which was renewed on October 27, 2006 provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .07 of 1% of the unused portion of the SCA. The expiration date of the SCA will be October 26, 2007. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Jennison Sector Funds, Inc./Jennison Technology Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended May 31, 2007, the Fund incurred approximately $86,000 in total networking fees, of which approximately $57,600 was paid to Wachovia and First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended May 31, 2007, Prudential Equity Group, LLC, an indirect, wholly-owned subsidiary of Prudential, earned approximately $800 in broker commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended May 31, 2007, PIM has been compensated approximately $11,000 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2007, were $32,950,552 and $49,173,656, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
$123,693,692	$29,882,471	$186,430	$29,696,041

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The difference between book basis and tax basis is attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2006 of approximately $270,491,000 of which $143,676,000 expires in 2009 and $99,916,000 expires in 2010 and $26,899,000 expires in 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. During the fiscal year ended November 30, 2006, the Fund utilized approximately $15,727,000 of its prior year capital loss carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to expiration date.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 400 million authorized shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 100 million shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six-Months ended May 31, 2007:
Shares sold	730,217	$6,317,245
Shares reacquired	(1,710,566)	(14,733,450)

Net increase (decrease) in shares outstanding before conversion	(980,349)	(8,416,205)
Shares issued upon conversion from Class B	985,921	8,308,393

Net increase (decrease) in shares outstanding	5,572	$(107,812)

Jennison Sector Funds, Inc./Jennison Technology Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

Class A	Shares	Amount
Year ended November 30, 2006:
Shares sold	1,710,146	$14,109,365
Shares reacquired	(2,681,463)	(21,867,713)

Net increase (decrease) in shares outstanding before conversion	(971,317)	(7,758,348)
Shares issued upon conversion from Class B	1,925,231	14,802,269

Net increase (decrease) in shares outstanding	953,914	$7,043,921

Class B
Six-Months ended May 31, 2007:
Shares sold	124,608	$1,008,342
Shares reacquired	(603,593)	(4,886,539)

Net increase (decrease) in shares outstanding before conversion	(478,985)	(3,878,197)
Shares reacquired upon conversion into Class A	(1,044,964)	(8,308,393)

Net increase (decrease) in shares outstanding	(1,523,949)	$(12,186,590)

Year ended November 30, 2006:
Shares sold	452,358	$3,566,485
Shares reacquired	(1,999,495)	(15,349,817)

Net increase (decrease) in shares outstanding before conversion	(1,547,137)	(11,783,332)
Shares reacquired upon conversion into Class A	(2,033,253)	(14,802,269)

Net increase (decrease) in shares outstanding	(3,580,390)	$(26,585,601)

Class C
Six-Months ended May 31, 2007:
Shares sold	118,243	$948,098
Shares reacquired	(370,581)	(3,002,656)

Net increase (decrease) in shares outstanding	(252,338)	$(2,054,558)

Year ended November 30, 2006:
Shares sold	276,847	$2,170,349
Shares reacquired	(801,028)	(6,189,607)

Net increase (decrease) in shares outstanding	(524,181)	$(4,019,258)

Class Z
Six-Months ended May 31, 2007:
Shares sold	91,288	$804,479
Shares reacquired	(195,248)	(1,690,196)

Net increase (decrease) in shares outstanding	(103,960)	$(885,717)

Year ended November 30, 2006:
Shares sold	460,470	$3,917,746
Shares reacquired	(305,891)	(2,492,039)

Net increase (decrease) in shares outstanding	154,579	$1,425,707

22	Visit our website at www.jennisondryden.com

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first requested financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Note 8. Reorganization

The Board of Directors, at the meeting held on April 12, 2007, approved the merger of the Fund with the Jennison Mid-Cap Growth Fund. The merger is subject to the approval of the shareholders of the Fund at their meeting to be held on August 9, 2007. Should the reorganization not be approved, the Board of Directors has approved the dissolution of the Fund on or about September/October 2007.

Jennison Sector Funds, Inc./Jennison Technology Fund	23

Financial Highlights

(Unaudited) Cont’d

	Class A
	Six Months Ended May 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.51

Income (loss) from investment operations:
Net investment loss	(.05)
Net realized and unrealized gain (loss) on investment transactions	.59

Total from investment operations	.54

Net asset value, end of period	$9.05

Total Return(b):	6.35%
Ratios/Supplemental Data:
Net assets, end of period (000)	$66,442
Average net assets (000)	$64,199
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.67	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.42	%(d)
Net investment loss	(1.13	)%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	27	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any, and reflects adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.
(c)	The Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Class A
Year Ended November 30,
2006(a)	2005	2004	2003	2002

$7.99	$6.92	$6.74	$5.15	$7.07

(.08)	(.11)	(.08)	(.09)	(.10)
.60	1.18	.26	1.68	(1.82)

.52	1.07	.18	1.59	(1.92)

$8.51	$7.99	$6.92	$6.74	$5.15

6.51%	15.46%	2.67%	30.87%	(27.16)%

$62,455	$51,013	$45,559	$51,747	$43,808
$53,005	$44,652	$46,601	$42,894	$54,459

1.62%	1.83%	1.58%	1.86%	1.86%
1.37%	1.58%	1.33%	1.61%	1.61%
(.96)%	(1.56)%	(1.20)%	(1.59)%	(1.57)%

76%	125%	181%	188%	164%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	25

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended May 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.05

Income (loss) from investment operations:
Net investment loss	(.08)
Net realized and unrealized gain (loss) on investment transactions	.55

Total from investment operations	.47

Net asset value, end of Period	$8.52

Total Return(b):	5.84%
Ratios/Supplemental Data:
Net assets, end of period (000)	$31,034
Average net assets (000)	$34,472
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	2.42	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.42	%(c)
Net investment loss	(1.90	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any, and reflects adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class B
Year Ended November 30,
2006(a)	2005	2004	2003	2002

$7.61	$6.65	$6.52	$5.01	$6.94

(.13)	(.18)	(.14)	(.13)	(.15)
.57	1.14	.27	1.64	(1.78)

.44	.96	.13	1.51	(1.93)

$8.05	$7.61	$6.65	$6.52	$5.01

5.78%	14.44%	1.99%	30.14%	(27.81)%

$41,569	$66,576	$77,752	$92,163	$80,613
$57,521	$67,669	$80,941	$77,751	$101,549

2.37%	2.58%	2.33%	2.61%	2.61%
1.37%	1.58%	1.33%	1.61%	1.61%
(1.68)%	(2.30)%	(1.95)%	(2.35)%	(2.32)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended May 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.05

Income (loss) from investment operations:
Net investment loss	(.08)
Net realized and unrealized gain (loss) on investment transactions	.55

Total from investment operations	.47

Net asset value, end of period	$8.52

Total Return(b):	5.84%
Ratios/Supplemental Data:
Net assets, end of period (000)	$18,480
Average net assets (000)	$18,617
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	2.42	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.42	%(c)
Net investment loss	(1.89	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any, and reflects adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class C
Year Ended November 30,
2006(a)	2005	2004	2003	2002

$7.61	$6.65	$6.52	$5.01	$6.94

(.13)	(.18)	(.14)	(.13)	(.15)
.57	1.14	.27	1.64	(1.78)

.44	.96	.13	1.51	(1.93)

$8.05	$7.61	$6.65	$6.52	$5.01

5.78%	14.44%	1.99%	30.14%	(27.81)%

$19,480	$22,419	$26,004	$32,234	$28,710
$20,795	$22,619	$27,655	$27,519	$36,790

2.37%	2.58%	2.33%	2.61%	2.61%
1.37%	1.58%	1.33%	1.61%	1.61%
(1.68)%	(2.30)%	(1.96)%	(2.35)%	(2.31)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended May 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.67

Income (loss) from investment operations:
Net investment loss	(.04)
Net realized and unrealized gain (loss) on investment transactions	.60

Total from investment operations	.56

Net asset value, end of period	$9.23

Total Return(b):	6.46%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,206
Average net assets (000)	$5,244
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	1.42	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.42	%(c)
Net investment loss	(.89	)%(c)

(a)	Calculated based upon average shares outstanding during the period
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any, and reflects adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class Z
Year Ended November 30,
2006(a)	2005	2004	2003	2002

$8.12	$7.02	$6.82	$5.20	$7.12

(.06)	(.07)	(.07)	(.06)	(.08)
.61	1.17	.27	1.68	(1.84)

.55	1.10	.20	1.62	(1.92)

$8.67	$8.12	$7.02	$6.82	$5.20

6.77%	15.67%	2.93%	31.15%	(26.97)%

$5,793	$4,169	$6,367	$7,478	$5,906
$5,295	$4,554	$6,738	$5,030	$7,193

1.37%	1.58%	1.33%	1.61%	1.61%
1.37%	1.58%	1.33%	1.61%	1.61%
(.71)%	(1.30)%	(.95)%	(1.28)%	(1.32)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	31

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Company has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Sector Funds, Inc./Jennison Technology Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Technology Fund
Share Class	A	B	C	Z
NASDAQ	PTYAX	PTYBX	PTYCX	PTFZX
CUSIP	476294889	476294871	476294863	476294855

MF188E6    IFS-A135957    Ed. 07/2007

Jennison Utility Fund

MAY 31, 2007	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Total return through capital appreciation and current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

July 16, 2007

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser, who has access to frequent reports on the factors affecting the Fund’s return and should be able to answer your questions.

Sincerely,

Judy A. Rice, President

Jennison Utility Fund

Jennison Sector Funds, Inc./Jennison Utility Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Utility Fund, a series of Jennison Sector Funds, Inc. (the Company), is total return through capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 0.78%; Class B, 1.48%; Class C, 1.48%; Class R, 1.23%; Class Z, 0.48%. Net operating expenses apply to: Class A, 0.73%; Class B, 1.48%; Class C, 1.48%; Class R, 0.98%; Class Z, 0.48%, after contractual reduction through 3/31/2008.

Cumulative Total Returns as of 5/31/07
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	17.51%	34.13%	174.56%	277.25%	—
Class B	17.06	33.15	164.35	249.88	—
Class C	17.00	33.01	164.07	249.52	—
Class R	16.87	N/A	N/A	N/A	27.39% (8/22/06)
Class Z	17.65	34.45	177.74	286.22	—
S&P 500 Index[2]	10.29	22.77	57.02	111.42	**
S&P Utility TR Index[3]	15.98	36.02	92.62	155.33	***
Lipper Utility Funds Avg.[4]	17.23	38.28	117.32	202.91	****

Average Annual Total Returns[5] as of 6/30/07
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		23.27%	22.90%	13.01%	—
Class B		24.48	23.29	12.81	—
Class C		28.51	23.36	12.80	—
Class R		N/A	N/A	N/A	N/A (8/22/06)
Class Z		30.84	24.61	13.93	—
S&P 500 Index[2]		20.57	10.70	7.13	**
S&P Utility TR Index[3]		26.09	14.50	8.93	***
Lipper Utility Funds Avg.[4]		30.86	17.29	10.86	****

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed in the United States.

3The Standard & Poor’s Utility Total Return Index (S&P Utility TR Index) is an unmanaged market capitalization-weighted index of natural gas and electric companies.

4The Lipper Utility Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Utility Funds category for the periods noted. Funds in the Lipper Average invest primarily in utility shares.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P 500 Index Closest Month-End to Inception cumulative total return as of 5/31/07 is 19.03% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 6/30/07 is not available for Class R.

***S&P Utility TR Index Closest Month-End to Inception cumulative total return as of 5/31/07 is 23.10% for Class R. S&P Utility TR Index Closest Month-End to Inception average annual total return as of 6/30/07 is not available for Class R.

****Lipper Utility Funds Average Closest Month-End to Inception cumulative total return as of 5/31/07 is 27.03% for Class R. Lipper Utility Funds Average Closest Month-End to Inception average annual total return as of 6/30/07 is not available for Class R.

Investors can not invest directly in an index. The returns for the S&P 500 Index and the S&P Utility TR Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/07
NRG Energy, Inc., Independent Power Producers & Energy Traders	3.5%
Questar Corp., Gas Utilities	3.3
Equitable Resources, Inc., Gas Utilities	3.1
America Movil SA de CV., Wireless Telecommunication Services	3.0
Edison International, Electric Utilities	2.9

Holdings reflect only long-term investments and are subject to change.

Jennison Sector Funds, Inc./Jennison Utility Fund	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 5/31/07
Electric Utilities	23.0%
Oil, Gas & Consumable Fuels	16.4
Wireless Telecommunication Services	14.7
Gas Utilities	13.4
Diversified Telecommunication Services	8.3

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2006, at the beginning of the period, and held through the six-month period ended May 31, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

Jennison Sector Funds, Inc./Jennison Utility Fund	5

Fees and Expenses (continued)

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Utility Fund		Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,175.10	0.73%	$3.96
	Hypothetical	$1,000.00	$1,021.29	0.73%	$3.68

Class B	Actual	$1,000.00	$1,170.60	1.48%	$8.01
	Hypothetical	$1,000.00	$1,017.55	1.48%	$7.44

Class C	Actual	$1,000.00	$1,170.00	1.48%	$8.01
	Hypothetical	$1,000.00	$1,017.55	1.48%	$7.44

Class R	Actual	$1,000.00	$1,168.70	0.98%	$5.30
	Hypothetical	$1,000.00	$1,020.04	0.98%	$4.94

Class Z	Actual	$1,000.00	$1,176.50	0.48%	$2.60
	Hypothetical	$1,000.00	$1,022.54	0.48%	$2.42

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2007, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments

as of May 31, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.2%
COMMON STOCKS 98.1%

Communications Equipment 1.2%
2,464,300	Cisco Systems, Inc.(a)	$66,338,956

Construction & Engineering 1.3%
670,600	Fluor Corp.	69,809,460

Diversified Telecommunication Services 8.3%
2,950,000	Alaska Communications Systems Group, Inc.(b)	46,551,000
4,292,636	Chunghwa Telecom Co. Ltd., ADR (Taiwan)	80,787,411
2,200,700	Citizens Communications Co.(b)	34,881,095
1,691,400	Consolidated Communications Holdings, Inc.	35,959,164
2,453,200	Elisa Oyj (Class A) (Finland)	70,837,433
3,430,600	Koninklijke (Royal) KPN NV (Netherlands)	58,208,353
690,500	Neuf Cegetel (France)(a)	27,036,895
200,000	Neuf Cegetel 144A (France)(a)	7,831,106
965,500	Verizon Communications, Inc.	42,028,215
3,430,824	Windstream Corp.(b)	51,530,977

		455,651,649

Electric Utilities 23.0%
1,764,700	Allegheny Energy, Inc.(a)	94,217,333
1,151,000	Cez AS (Czech Republic)	58,816,695
1,926,200	Cleco Corp.(b)	51,968,876
2,629,300	DPL, Inc.(b)	80,219,943
511,600	E.On AG (Germany)	84,258,184
2,677,700	Edison International(b)	156,029,579
8,249,800	Enel SpA (Italy)	93,854,948
1,163,400	Entergy Corp.	131,347,860
1,465,900	Exelon Corp.	114,340,200
1,159,600	FirstEnergy Corp.(b)	80,279,108
1,040,000	Fortum Oyj (Finland)	34,200,675
818,800	FPL Group, Inc.	52,345,884
693,754	Iberdrola SA (Spain)	40,046,350
3,003,700	PPL Corp.	138,050,052
1,640,351	Scottish & Southern Energy PLC (United Kingdom)	49,468,428

		1,259,444,115

Electrical Equipment 0.8%
613,200	First Solar, Inc.(a)(b)	41,722,128

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	7

Schedule of Investments

as of May 31, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

Gas Utilities 13.4%
1,255,000	AGL Resources, Inc.	$53,538,300
3,610,000	Enagas SA (Spain)	91,319,851
1,624,700	Energen Corp.	95,727,324
3,224,200	Equitable Resources, Inc.(b)	167,722,884
1,491,700	ONEOK, Inc.	80,700,970
1,692,600	Questar Corp.	182,817,726
1,664,800	Southern Union Co.	57,935,040

		729,762,095

Independent Power Producers & Energy Traders 7.1%
2,257,700	AES Corp. (The)(a)	53,575,221
2,942,312	Drax Group PLC (United Kingdom)	46,638,168
2,700,000	Dynegy Inc.(a)	26,136,000
2,188,100	NRG Energy, Inc.(a)(b)	192,312,109
650,000	Ormat Technologies, Inc.(b)	23,660,000
1,731,100	TransAlta Corp. (Canada)	45,818,475

		388,139,973

Media 2.7%
1,720,300	EchoStar Communications Corp. (Class A)(a)	79,237,018
2,547,700	Virgin Media, Inc.(b)	66,036,384

		145,273,402

Multi-Utilities 5.1%
1,947,000	Centerpoint Energy, Inc.(b)	36,856,710
902,800	Public Service Enterprise Group, Inc.	80,295,032
487,000	RWE AG (Germany)	54,912,741
1,690,900	Sempra Energy	103,685,988

		275,750,471

Oil, Gas & Consumable Fuels 16.4%
1,273,100	Alliance Holdings GP LP(b)	36,537,970
856,200	Atlas Pipeline Holdings LP(b)	25,523,322
1,865,700	CNX Gas Corp.(a)(b)	54,963,522
886,600	Copano Energy LLC(b)	38,797,616
1,596,300	Crosstex Energy, Inc.(b)	47,841,111
2,162,800	Energy Transfer Equity LP(b)	88,004,332
1,439,000	Enterprise GP Holdings LP(b)	53,458,850
500,000	Enterprise Products Partners LP(b)	15,660,000
749,200	Hess Corp.	44,367,624

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

	Linn Energy LLC
184,726	(cost $4,802,876; purchased 12/14/06)(d)(e)	$6,509,892
	Linn Energy LLC, C Units
207,388	(cost $5,197,143; purchased 12/14/06)(d)(e)	7,159,366
3,749,970	OPTI Canada, Inc. (Canada)(a)	84,598,706
4,663,000	Rentech, Inc.(a)(b)	11,424,350
2,077,100	Spectra Energy Corp.	55,313,173
623,700	Targa Resources Partners LP(b)	20,738,025
	Trident Resources Corp. (Canada)
2,345,594	(cost $34,626,921; purchased 12/4/03-3/9/06)(a)(d)(e)	21,929,637
4,760,600	Williams Cos., Inc.	151,196,657
2,776,949	Williams Partners LP(a)(d)	135,292,955

		899,317,108

Real Estate Investment Trusts 1.3%
4,200,400	American Financial Realty Trust(b)	47,380,512
624,800	Digital Realty Trust, Inc.(b)	25,366,880

		72,747,392

Semiconductors & Semiconductor Equipment 1.6%
1,428,300	MEMC Electronic Materials, Inc.(a)	86,812,074

Trading Companies & Distributors 1.1%
1,490,100	Aircastle Ltd.	58,188,405

Water Utilites 0.1%
290,000	Consolidated Water Co., Inc.(b)	7,589,300

Wireless Telecommunication Services 14.7%
2,678,500	America Movil SA de CV, ADR, Series L (Mexico)	162,183,175
1,998,800	American Tower Corp. (Class A)(a)	86,308,184
960,200	Bouygues SA (France)	84,755,069
9,158,100	Dobson Communications Corp. (Class A)(a)(b)	97,350,603
2,119,700	Hutchison Telecommunications International Ltd., ADR (Hong Kong)(a)(b)	69,526,160
639,296	Millicom International Celluar SA(a)(b)	54,391,304
1,833,000	NII Holdings, Inc.(a)(b)	149,334,510
2,341,600	Rogers Communications, Inc. (Canada)	97,092,334
1	Vodafone Group PLC, ADR (United Kingdom)	31

		800,941,370

	Total common stocks (cost $3,337,485,486)	5,357,487,898

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	9

Schedule of Investments

as of May 31, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

PREFERRED STOCK 0.1%

Oil, Gas & Consumable Fuels
	Trident Resources Corp., Series B 7.00%
160,000	(cost $10,000,000; purchased 7/7/06)(a)(d)(e)	$2,000,000

Units
WARRANTS

Oil, Gas & Consumable Fuels
	Rentech, Inc., expiring 04/20/12
732,600	(cost $0; purchased 4/23/07)(a)(e)	528,693

	Total long-term investments (cost $3,347,485,486)	5,360,016,591

SHORT-TERM INVESTMENT 14.8%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
806,028,215	(cost $806,028,215; includes $723,581,932 of cash collateral received for securities on loan)(Note 3)(c)(f)	806,028,215

	Total Investments 113.0% (cost $4,153,513,701; Note 5)	6,166,044,806
	Liabilities in excess of other assets (13.0%)	(707,080,208)

	Net Assets 100.0%	$5,458,964,598

ADR—American Depositary Receipt

144A—Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified Institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $695,400,707; cash collateral of $723,581,932 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	As of May 31, 2007, five securities representing $172,891,850 and 3.2% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(e)	Indicates security is illiquid and restricted as to resale. The aggregate cost of such securities is $54,626,940. The aggregate market value of $38,127,588 is approximately 0.7% of net assets.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2007 were as follows:

Electric Utilities	23.0%
Oil, Gas & Consumable Fuels	16.4
Affiliated Money Market Mutual Fund (including 13.3% received for securities on loan)	14.8
Wireless Telecommunication Services	14.7
Gas Utilities	13.4
Diversified Telecommunication Services	8.3
Independent Power Producers & Energy Traders	7.1
Multi-Utilities	5.1
Media	2.7
Semiconductors & Semiconductor Equipment	1.6
Construction & Engineering	1.3
Real Estate Investment Trusts	1.3
Communications Equipment	1.2
Trading Companies & Distributors	1.1
Electrical Equipment	0.8
Water Utilites	0.1
Prefered Stock & Warrants	0.1

113.0
Liabilities in excess of other assets	(13.0)

100%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	11

Statement of Assets and Liabilities

as of May 31, 2007 (Unaudited)

Assets
Investments at value, including securities on loan of $695,400,707:
Unaffiliated investments (cost $3,347,485,486)	$5,360,016,591
Affiliated investments (cost $806,028,215)	806,028,215
Cash	1,444,150
Foreign currency, at value (cost $270,817)	276,093
Receivable for investments sold	8,435,643
Dividends receivable	7,848,940
Receivable for Fund shares sold	4,476,522
Foreign tax reclaim receivable	2,628,491
Prepaid expenses	22,368

Total assets	6,191,177,013

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	723,581,932
Payable for Fund shares reacquired	4,740,825
Management fee payable	1,753,791
Distribution fee payable	1,460,769
Transfer agent fee payable	451,002
Accrued expenses	198,785
Deferred directors’ fees	25,311

Total liabilities	732,212,415

Net Assets	$5,458,964,598

Net assets were comprised of:
Common stock, at par	$3,324,237
Paid-in capital in excess of par	3,068,923,741

3,072,247,978
Undistributed net investment income	31,627,426
Accumulated net realized gain on investment and foreign currency transactions	342,428,631
Net unrealized appreciation on investments and foreign currencies	2,012,660,563

Net assets, May 31, 2007	$5,458,964,598

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($4,710,434,251 ÷ 286,764,702 shares of common stock issued and outstanding)	$16.43
Maximum sales charge (5.50% of offering price)	.96

Maximum offering price to public	$17.39

Class B
Net asset value, offering price and redemption price per share ($380,149,177 ÷ 23,199,980 shares of common stock issued and outstanding)	$16.39

Class C
Net asset value, offering price and redemption price per share ($209,874,164 ÷ 12,817,142 shares of common stock issued and outstanding)	$16.37

Class R
Net asset value, offering price and redemption price per share ($924,432 ÷ 56,303 shares of common stock issued and outstanding)	$16.42

Class Z
Net asset value, offering price and redemption price per share ($157,582,574 ÷ 9,585,548 shares of common stock issued and outstanding)	$16.44

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	13

Statement of Operations

Six Months Ended May 31, 2007 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $2,443,046)	$54,853,917
Affiliated dividend income	2,154,571
Affiliated income from securities loaned, net	823,712

Total income	57,832,200

Expenses
Management fee	9,668,866
Distribution fee—Class A	5,317,309
Distribution fee—Class B	1,716,576
Distribution fee—Class C	892,638
Distribution fee—Class R	1,132
Transfer agent’s fee and expenses (including affiliated expense of $1,351,000)	1,510,000
Custodian’s fees and expenses	329,000
Reports to shareholders	110,000
Insurance	67,000
Registration fees	50,000
Directors’ fees	44,000
Interest expense	41,000
Legal fees and expenses	17,000
Audit fee	9,000
Miscellaneous	16,061

Total expenses	19,789,582

Net investment income	38,042,618

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	344,822,461
Foreign currency transactions	(665,562)

344,156,899

Net change in unrealized appreciation (depreciation) on:
Investments	431,688,299
Foreign currencies	(29,612)

431,658,687

Net gain on investment and foreign currency transactions	775,815,586

Net Increase In Net Assets Resulting From Operations	$813,858,204

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2007	Year Ended November 30, 2006
Increase In Net Assets
Operations
Net investment income	$38,042,618	$104,061,012
Net realized gain on investment and foreign currency transactions	344,156,899	894,167,658
Net change in unrealized appreciation on investments and foreign currencies	431,658,687	73,589,342

Net increase in net assets resulting from operations	813,858,204	1,071,818,012

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(22,547,105)	(92,929,237)
Class B	(729,593)	(5,437,229)
Class C	(371,528)	(2,049,351)
Class R	(718)	(18)
Class Z	(879,366)	(2,675,248)

	(24,528,310)	(103,091,083)

Distributions from net realized gains
Class A	(775,877,238)	(220,772,650)
Class B	(62,657,148)	(19,356,433)
Class C	(31,693,428)	(5,768,052)
Class R	(3,189)	—
Class Z	(24,961,532)	(5,109,100)

	(895,192,535)	(251,006,235)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	290,674,310	505,703,871
Net asset value of shares issued in reinvestment of dividends and distributions	835,301,256	321,741,071
Cost of shares reacquired	(337,199,880)	(573,897,220)

Net increase in net assets from Fund share transactions	788,775,686	253,547,722

Total increase	682,913,045	971,268,416

Net Assets
Beginning of period	4,776,051,553	3,804,783,137

End of period(a)	$5,458,964,598	$4,776,051,553

(a) Includes undistributed net investment income of:	$31,627,426	$18,113,118

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	15

Notes to Financial Statements

(Unaudited)

Jennison Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Company presently consists of four portfolios: Jennison Financial Services Fund, Jennison Technology Fund, Jennison Health Sciences Fund and Jennison Utility Fund. These financial statements relate to Jennison Utility Fund (the “Fund”). The financial statements of the other portfolios are not presented herein.

The Fund is non-diversified and its investment objective is to seek total return through a combination of income and capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity-related and investment grade debt securities of utility companies. Utility companies include electric, gas, gas pipeline, telephone, telecommunications, water, cable, airport, seaport and toll road companies. The value of certain securities held by the Fund may be affected by economic developments in a specific industry or region. Under normal circumstance, the Fund intends to invest at least 80% of its investable assets in equity-related and investment grade debt securities of utility companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or if there was no sale at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such

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exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Fund as of May 31, 2007 include registration rights. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rate of exchange;

Jennison Sector Funds, Inc./Jennison Utility Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at fiscal period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the

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purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currencies underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The use of derivative transactions involves elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst

Jennison Sector Funds, Inc./Jennison Utility Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of

20	Visit our website at www.jennisondryden.com

compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the Fund’s average daily net assets up to $250 million, .50 of 1% of the next $500 million, .45 of 1% of the next $750 million, .40 of 1% of the next $500 million, .35 of 1% of the next $2 billion, .325 of 1% of the next $2 billion and .30 of 1% of the average daily net assets of the Fund in excess of $6 billion. The effective management fee rate was .39 of 1% for the six months ended May 31, 2007.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended May 31, 2007, PIMS contractually agreed to limit such expenses to .25 of 1% of the average daily net assets of the Class A shares through February 29, 2008 and .50 of 1% of the average daily net assets of Class R shares.

PIMS has advised the Fund that it received approximately $2,659,200 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2007. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2007, it received approximately $1,400, $129,900 and $26,400 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA, which was renewed on October 27, 2006, provides for a commitment of $500 million.

Jennison Sector Funds, Inc./Jennison Utility Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .07 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 26, 2007. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2007.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended May 31, 2007, the Fund incurred approximately $396,500 in total networking fees, of which $160,400 was paid to Wachovia and First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended May 31, 2007, Prudential Equity Group, LLC, an indirect, wholly owned subsidiary of Prudential, and Wachovia Securities, LLC, an affiliate of PI, earned approximately $40,700 and $55,900, respectively, in broker commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended May 31, 2007, PIM has been compensated approximately $353,000 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

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Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2007, were $1,214,234,965 and $1,122,375,735, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
$4,155,281,870	$2,037,944,207	$(27,181,271)	$2,010,762,936

The difference between book basis and tax basis is primarily attributable to wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 800 million shares of $.01 par value per share common stock authorized which consists of 400 million shares of Class A common stock, 300 million shares of Class B common stock, 50 million shares of Class C common stock, 25 million shares of Class R common stock and 25 million shares of Class Z common stock.

Jennison Sector Funds, Inc./Jennison Utility Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2007:
Shares sold	11,900,294	$178,785,166
Shares issued in reinvestment of dividends and distributions	52,390,854	734,638,452
Shares reacquired	(18,015,435)	(270,748,330)

Net increase (decrease) in shares outstanding before conversion	46,275,713	642,675,288
Shares issued upon conversion from Class B	1,423,890	21,886,482

Net increase (decrease) in shares outstanding	47,699,603	$664,561,770

Year ended November 30, 2006:
Shares sold	19,788,816	$308,331,258
Shares issued in reinvestment of dividends and distributions	19,480,399	287,206,200
Shares reacquired	(30,869,136)	(476,429,599)

Net increase (decrease) in shares outstanding before conversion	8,400,079	119,107,859
Shares issued upon conversion from Class B	3,804,235	57,585,146

Net increase (decrease) in shares outstanding	12,204,314	$176,693,005

Class B
Six months ended May 31, 2007:
Shares sold	2,319,101	$34,907,050
Shares issued in reinvestment of dividends and distributions	4,076,180	57,108,853
Shares reacquired	(1,449,538)	(21,779,255)

Net increase (decrease) in shares outstanding before conversion	4,945,743	70,236,648
Shares reacquired upon conversion into Class A	(1,426,978)	(21,886,482)

Net increase (decrease) in shares outstanding	3,518,765	$48,350,166

Year ended November 30, 2006:
Shares sold	3,768,727	$58,536,442
Shares issued in reinvestment of dividends and distributions	1,532,857	22,514,418
Shares reacquired	(2,861,445)	(44,008,091)

Net increase (decrease) in shares outstanding before conversion	2,440,139	37,042,769
Shares reacquired upon conversion into Class A	(3,812,843)	(57,585,146)

Net increase (decrease) in shares outstanding	(1,372,704)	$(20,542,377)

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Class C	Shares	Amount
Six months ended May 31, 2007:
Shares sold	3,085,928	$46,170,243
Shares issued in reinvestment of dividends and distributions	1,515,803	21,221,866
Shares reacquired	(1,373,869)	(20,416,581)

Net increase (decrease) in shares outstanding	3,227,862	$46,975,528

Year ended November 30, 2006:
Shares sold	4,975,439	$77,491,397
Shares issued in reinvestment of dividends and distributions	367,763	5,413,291
Shares reacquired	(1,584,155)	(24,392,525)

Net increase (decrease) in shares outstanding	3,759,047	$58,512,163

Class R
Six months ended May 31, 2007:
Shares sold	67,011	$991,937
Shares issued in reinvestment of dividends and distributions	240	3,390
Shares reacquired	(11,355)	(167,060)

Net increase (decrease) in shares outstanding	55,896	$828,267

August 22, 2006* through November 30, 2006:
Shares sold	407	$6,487
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	407	$6,487

Class Z
Six months ended May 31, 2007:
Shares sold	1,991,432	$29,819,914
Shares issued in reinvestment of dividends and distributions	1,592,283	22,328,695
Shares reacquired	(1,625,325)	(24,088,654)

Net increase (decrease) in shares outstanding	1,958,390	$28,059,955

Year ended November 30, 2006:
Shares sold	3,945,563	$61,338,287
Shares issued in reinvestment of dividends and distributions	446,405	6,607,162
Shares reacquired	(1,894,441)	(29,067,005)

Net increase (decrease) in shares outstanding	2,497,527	$38,878,444

*	Inception date.

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of

Jennison Sector Funds, Inc./Jennison Utility Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits or expenses resulting from tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until the last net value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

MAY 31, 2007	SEMIANNUAL REPORT

Jennison Sector Funds, Inc./Jennison Utility Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.31

Income (loss) from investment operations:
Net investment income	.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.33

Total from investment operations	2.45

Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains	(3.24)

Total dividends and distributions	(3.33)

Net asset value, end of period	$16.43

Total Return(b):	17.51%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$4,710
Average net assets (000,000)	$4,266
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.73	%(d)
Expenses, excluding distribution and service (12b-1) fees	.48	%(d)
Net investment income	1.62	%(d)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	24	%(e)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended November 30,
2006	2005	2004	2003	2002

$14.70	$11.47	$8.55	$7.02	$9.46

.39	.23	.18	.17	.17
3.58	3.21	2.91	1.52	(2.42)

3.97	3.44	3.09	1.69	(2.25)

(.39)	(.21)	(.17)	(.16)	(.17)
(.97)	—	—	—	(.02)

(1.36)	(.21)	(.17)	(.16)	(.19)

$17.31	$14.70	$11.47	$8.55	$7.02

28.86%	30.20%	36.63%	24.51%	(23.99)%

$4,138	$3,335	$2,666	$2,150	$1,924
$3,686	$2,997	$2,343	$1,989	$2,428

.77%	.80%	.84%	.91%	.87%
.52%	.55%	.59%	.66%	.62%
2.54%	1.79%	1.83%	2.27%	2.03%

56%	40%	30%	35%	52%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended May 31, 2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.28

Income (loss) from investment operations:
Net investment income	.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.32

Total from investment operations	2.39

Less Dividends and Distributions:
Dividends from net investment income	(.04)
Distributions from net realized gains	(3.24)

Total dividends and distributions	(3.28)

Net asset value, end of period	$16.39

Total Return(b):	17.06%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$380
Average net assets (000,000)	$344
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.48	%(c)
Expenses, excluding distribution and service (12b-1) fees	.48	%(c)
Net investment income	.86	%(c)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended November 30,
2006	2005	2004	2003	2002

$14.67	$11.45	$8.54	$7.02	$9.44

.27	.14	.10	.11	.10
3.59	3.19	2.91	1.52	(2.40)

3.86	3.33	3.01	1.63	(2.30)

(.28)	(.11)	(.10)	(.11)	(.10)
(.97)	—	—	—	(.02)

(1.25)	(.11)	(.10)	(.11)	(.12)

$17.28	$14.67	$11.45	$8.54	$7.02

27.95%	29.20%	35.56%	23.50%	(24.44)%

$340	$309	$308	$286	$294
$310	$307	$288	$279	$402

1.52%	1.55%	1.59%	1.66%	1.62%
.52%	.55%	.59%	.66%	.62%
1.78%	1.05%	1.08%	1.52%	1.27%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended May 31, 2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.27

Income (loss) from investment operations:
Net investment income	.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.31

Total from investment operations	2.38

Less Dividends and Distributions:
Dividends from net investment income	(.04)
Distributions from net realized gains	(3.24)

Total dividends and distributions	(3.28)

Net asset value, end of period	$16.37

Total Return(b):	17.00%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$210
Average net assets (000,000)	$179
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.48	%(c)
Expenses, excluding distribution and service (12b-1) fees	.48	%(c)
Net investment income	.89	%(c)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended November 30,
2006	2005	2004	2003	2002

$14.67	$11.45	$8.54	$7.02	$9.44

.28	.14	.10	.11	.11
3.57	3.19	2.91	1.52	(2.41)

3.85	3.33	3.01	1.63	(2.30)

(.28)	(.11)	(.10)	(.11)	(.10)
(.97)	—	—	—	(.02)

(1.25)	(.11)	(.10)	(.11)	(.12)

$17.27	$14.67	$11.45	$8.54	$7.02

27.88%	29.20%	35.56%	23.50%	(24.44)%

$166	$86	$38	$33	$32
$116	$57	$33	$32	$41

1.52%	1.55%	1.59%	1.66%	1.62%
.52%	.55%	.59%	.66%	.62%
1.80%	1.07%	1.08%	1.53%	1.29%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Months Ended May 31, 2007		August 22, 2006(a) through November 30, 2006
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$17.38		$16.06

Income (loss) from investment operations:
Net investment income	.12		.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.24		1.35

Total from investment operations	2.36		1.44

Less Dividends and Distributions:
Dividends from net investment income	(.08)		(.12)
Distributions from net realized gains	(3.24)		—

Total dividends and distributions	(3.32)		(.12)

Net asset value, end of period	$16.42		$17.38

Total Return(c):	16.87%		9.00%
Ratios/Supplemental Data:
Net assets, end of period (000)	$924		$7
Average net assets (000)	$454		$1
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	.98	%(e)	1.02	%(e)
Expenses, excluding distribution and service (12b-1) fees	.48	%(e)	.52	%(e)
Net investment income	1.52	%(e)	1.84	%(e)

(a)	Inception date.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(e)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended May 31, 2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.32

Income (loss) from investment operations:
Net investment income	.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.33

Total from investment operations	2.47

Less Dividends and Distributions:
Dividends from net investment income	(.11)
Distributions from net realized gains	(3.24)

Total dividends and distributions	(3.35)

Net asset value, end of period	$16.44

Total Return(b):	17.65%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$158
Average net assets (000,000)	$139
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.48	%(c)
Expenses, excluding distribution and service (12b-1) fees	.48	%(c)
Net investment income	1.88	%(c)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended November 30,
2006	2005	2004	2003	2002

$14.71	$11.48	$8.56	$7.03	$9.47

.43	.27	.20	.19	.19
3.58	3.20	2.92	1.52	(2.42)

4.01	3.47	3.12	1.71	(2.23)

(.43)	(.24)	(.20)	(.18)	(.19)
(.97)	—	—	—	(.02)

(1.40)	(.24)	(.20)	(.18)	(.21)

$17.32	$14.71	$11.48	$8.56	$7.03

29.17%	30.50%	36.92%	24.76%	(23.76)%

$132	$75	$34	$42	$42
$98	$51	$29	$41	$52

.52%	.55%	.59%	.66%	.62%
.52%	.55%	.59%	.66%	.62%
2.80%	2.06%	2.03%	2.53%	2.28%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Directors of the Company has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Sector Funds, Inc./Jennison Utility Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Utility Fund
	Share Class	A	B	C	R	Z
	NASDAQ	PRUAX	PRUTX	PCUFX	JDURX	PRUZX
	CUSIP	476294848	476294830	476294822	476294731	476294814

MF105E2    IFS-A135961    Ed. 07/2007

Item 2   – Code of Ethics – Not required, as this is not an annual filing.

Item 3   – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4   – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5   – Audit Committee of Listed Registrants – Not applicable.

Item 6   – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7   – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8   – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9   – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 26, 2007

*	Print the name and title of each signing officer under his or her signature.